                                                      Registration No. 333-43264

     As filed with the Securities and Exchange Commission on April 25, 2002

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 3
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                        American General Life Companies
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
               (Name and Complete Address of Agent for Service)

               Title and Amount of Securities Being Registered:
                 An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                    Under Variable Life Insurance Policies


Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                 RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET


ITEM NO. OF FORM N-8B-2*                 PROSPECTUS CAPTION
-----------------------------------------------------------
1                                        Additional Information: Separate
                                          Account VL-R.
2                                        Additional Information: AGL.
3                                         Inapplicable.
4                                        Additional Information: Distribution
                                          of Policies.
5, 6                                     Additional Information: Separate
                                          Account VL-R.
7                                        Inapplicable.**
8                                        Inapplicable.**
9                                        Additional Information: Legal Matters.
10(a)                                    Additional Information: Your
                                          Beneficiary, Assigning Your Policy.
10(b)                                    Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?
10(c)(d)                                 Basic Questions You May Have: How
                                          can I change my Policy's insurance
                                          coverage?  How can I access my
                                          investment in a Policy? Can I choose
                                          the form in which AGL pays out any
                                          proceeds from my Policy? Additional
                                          Information: Payment of Policy
                                          Proceeds.
10(e)                                    Basic Questions You May Have: Must I
                                          invest any minimum amount in a policy?
10(f)                                    Additional Information: Voting
                                          Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)   Basic Questions You May Have: To what
                                          extent will AGL vary the terms and
                                          conditions of the Policies in
                                          particular cases? Additional
                                          Information: Voting Privileges;
                                          Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)   Inapplicable.**
10(i)                                    Additional Information: Separate
                                          Account VL-R; Tax Effects.
11                                       Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time? Additional
                                          Information: Separate Account VL-R.
12(a)                                    Additional Information: Separate
                                          Account VL-R; Front Cover.
12(b)                                    Inapplicable.**
12(c), 12(d)                             Inapplicable.**
12(e)                                    Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
13(a)                                    Basic Questions You May Have: What
                                          charges will AGL deduct from my
                                          investment in a Policy? What charges
                                          and expenses will the Mutual Funds
                                          deduct from the amounts I invest
                                          through my Policy? Additional
                                          Information: More About Policy
                                          Charges.

13(b)                                    Illustrations of Hypothetical Policy
                                          Benefits.
13(c)                                    Inapplicable.**
13(d)                                    Basic Questions You May Have: To what
                                          extent will AGL vary the terms and
                                          conditions of the Policy in
                                          particular cases?
13(e), 13(f), 13(g)                      None.
14                                       Basic Questions You May Have: How can
                                          I invest money in a Policy?
15                                       Basic Questions You May Have: How can
                                          I invest money in a Policy? How do I
                                          communicate with AGL?
16                                       Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?

ITEM NO.                                 ADDITIONAL INFORMATION
---------------------------------------------------------------
17(a), 17(b)                             Captions referenced under Items
                                          10(c), 10(d) and 10(e).
17(c)                                    Inapplicable.**
18(a)                                    Captions referred to under Item 16.
18(b), 18(d)                             Inapplicable.**
18(c)                                    Additional Information: Separate
                                          Account VL-R.
19                                       Additional Information: Separate
                                          Account VL-R; Our Reports to Policy
                                          Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f) Inapplicable.**
21(a), 21(b)                             Basic Questions You May Have: How
                                          can I access my investment in a
                                          Policy? Additional Information:
                                          Payment of Policy Proceeds.
21(c)                                    Inapplicable.**
22                                       Additional Information: Payment of
                                          Policy Proceeds- Delay to Challenge
                                          Coverage.
23                                       Inapplicable.**
24                                       Basic Questions You May Have;
                                          Additional Information.
25                                       Additional Information: AGL.
26                                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
27                                       Additional Information: AGL.
28                                       Additional Information: AGL's
                                          Management.
29                                       Additional Information:  AGL.
30, 31, 32, 33, 34                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
35                                       Inapplicable.**
36                                       Inapplicable.**
37                                       None.
38, 39                                   Additional Information: Distribution of
                                          the Policies.
40                                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
41(a)                                    Additional Information: Distribution of
                                          the Policies.
41(b), 41(c)                              Inapplicable**
41,43                                    Inapplicable, because the Separate
                                          Account did not commence operations
                                          or issue any securities until 1998.
44(a)(1), 44(a)(2), 44(a)(3)             Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?

44(a)(4)                                 Additional Information: Tax Effects-Our
                                          taxes.
44(a)(5), 44(a)(6)                       Basic Questions You May Have: What
                                          charges will AGL deduct from my
                                          investment in a Policy?
44(b)                                    Inapplicable.**
44(c)                                    Caption referenced in 13(d) above.
45                                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
46(a)                                    Captions referenced in 44(a) above.
46(b)                                    Inapplicable.**
47, 48, 49                               None.
50                                       Inapplicable.**
51                                       Inapplicable.**
52(a), 52(c)                             Basic Questions You May Have: To what
                                          extent can AGL vary the terms and
                                          conditions of the Policy in
                                          particular cases? Additional
                                          Information: Additional Rights That
                                          We Have.
52(b), 52(d)                             None.
53(a)                                    Additional Information: Tax Effects-Our
                                          taxes.
53(b), 54                                Inapplicable.**
55                                       Illustrations of Hypothetical Policy
                                          Benefits.
56-59                                    Inapplicable.**


* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                        PLATINUM INVESTOR /SM/ III
      Flexible Premium Variable Life Insurance Policies (the "Policies")
                                   Issued by
                American General Life Insurance Company ("AGL")

                     ADMINISTRATIVE CENTER:                                  HOME OFFICE:                 PREMIUM PAYMENTS:
(Express Delivery)                       (U.S. Mail)                     2727-A Allen Parkway          (Express Payments and
VUL Administration                       VUL Administration              Houston, Texas 77019-2191     U.S. Mail)
2727-A Allen Parkway                     P. O. Box 4880                  1-713-831-3443,               Springfield, IL
Houston, Texas 77019-2191                Houston, Texas 77210-4880                                     62713-0001
1-713-831-3443, 1-888-325-9315           1-888-325-9315
(Hearing Impaired) 1-888-436-5258
Fax: 1-877-445-3098
(Except premium payments)


  This booklet is called the "prospectus."


     Investment options. The AGL declared fixed interest account is the fixed investment option for these Policies. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

               Fund                                        Investment Adviser                Investment Option
               ----                                        ------------------                -----------------
.. AIM Variable Insurance Funds.....................  A I M Advisors, Inc............... AIM V.I. International Growth Fund
    -Class I Shares                                                                     AIM V.I. Premier Equity Fund
.. American Century Variable Portfolios, Inc........  American Century Investment....... VP Value Fund
                                                       Management, Inc.
.. Ayco Series Trust................................  The Ayco Company, L.P............. Ayco Growth Fund
.. Credit Suisse Trust..............................  Credit Suisse Asset Management,... Small Cap Growth Portfolio
                                                       LLC
.. Dreyfus Investment Portfolios....................  The Dreyfus Corporation........... MidCap Stock Portfolio - Initial shares
.. Dreyfus Variable Investment Fund.................  The Dreyfus Corporation........... Quality Bond Portfolio - Initial shares
                                                                                        Small Cap Portfolio - Initial shares
.. Fidelity Variable Insurance Products Fund........  Fidelity Management &............. VIP Asset Manager(SM) Portfolio - Service
                                                                                         Class 2
                                                     Research Company                   VIP Contrafund(R) Portfolio - Service
                                                                                         Class 2
                                                                                        VIP Equity-Income Portfolio - Service
                                                                                         Class 2
                                                                                        VIP Growth Portfolio - Service Class 2
.. Franklin Templeton Variable Insurance............  Franklin Advisers, Inc............ Franklin U.S. Government Fund - Class 2
    Products Trust                                   Franklin Mutual Advisers, LLC      Mutual Shares Securities Fund - Class 2
                                                     Templeton Investment Counsel, LLC  Templeton Foreign Securities Fund - Class 2
.. Janus Aspen Series - Service Shares..............  Janus Capital..................... Aggressive Growth Portfolio
                                                                                        International Growth Portfolio
                                                                                        Worldwide Growth Portfolio
.. J. P. Morgan Series Trust II.....................  J. P. Morgan Investment .......... JPMorgan Small Company
                                                      Management Inc.                    Portfolio
.. MFS Variable Insurance Trust.....................  Massachusetts Financial Services.. MFS Capital Opportunities Series
                                                      Company                           MFS Emerging Growth Series
                                                                                        MFS New Discovery Series
                                                                                        MFS Research Series
.. Neuberger Berman Advisers Management.............  Neuberger Berman Management....... Mid-Cap Growth Portfolio
    Trust                                             Inc.
.. PIMCO Variable Insurance Trust...................  Pacific Investment Management..... PIMCO Real Return Portfolio
    Administrative Class                              Company LLC                       PIMCO Short-Term Portfolio
                                                                                        PIMCO Total Return Portfolio
.. Putnam Variable Trust............................  Putnam Investment Management,..... Putnam VT Diversified Income Fund - Class IB
                                                      LLC                               Putnam VT Growth and Income Fund - Class IB
                                                                                        Putnam VT International Growth and
                                                                                        Income Fund - Class IB
.. SAFECO Resource Series Trust.....................  SAFECO Asset Management........... RST Equity Portfolio
                                                      Company                           RST Growth Opportunities Portfolio
.. SunAmerica Series Trust..........................  SunAmerica Asset.................. Aggressive Growth Portfolio - Class A
                                                      Management Corp.                  SunAmerica Balanced Portfolio - Class A
.. The Universal Institutional Funds, Inc...........  Morgan Stanley Investment......... Equity Growth Portfolio
                                                      Management Inc.
.. VALIC Company I..................................  VALIC............................. International Equities Fund
                                                                                        Mid Cap Index Fund
                                                                                        Money Market I Fund
                                                                                        Nasdaq-100/(R)/ Index Fund
                                                                                        Science & Technology Fund
                                                                                        Small Cap Index Fund
                                                                                        Stock Index Fund
.. Vanguard Variable Insurance Fund.................  Wellington Management............. High Yield Bond Portfolio
                                                      Company, LLP
                                                     The Vanguard Group                 REIT Index Portfolio
.. Van Kampen Life Investment Trust.................  Van Kampen Asset.................. Growth and Income Portfolio
    -Class I Shares                                  Management Inc.

     Separate prospectuses contain more information about the Mutual Funds ("Funds" or "Mutual Funds") in which we invest the amounts that you allocate to any of the above-listed investment options (other than our declared fixed interest account option). The formal name of each such Fund is set forth in the chart that appears on page 1. Your investment results in any such option will depend on those of the related Fund. You should be sure you also read the prospectus of the Mutual Fund for any such investment option you may be interested in. You can request free copies of any or all of the Mutual Fund prospectuses from your AGL representative or from us at either our home office or Administrative Center listed on page 1.

     Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

     Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest in the Policy. These are described beginning on page 7.

     Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The Policies are not available in all states.

     The policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable life insurance policy is subject to investment risks, including possible loss of principal invested.


                     This prospectus is dated May 1, 2002

                            GUIDE TO THIS PROSPECTUS

     This prospectus contains information that you should know before you purchase a Platinum Investor(SM) III variable life Policy ("Policy") or exercise any of your rights or privileges under a Policy. This prospectus generally describes only the variable portion of the Policy, except where the fixed account is specifically mentioned. Please read this prospectus carefully and keep it for future reference.

     Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                                               Page to See in
Basic Questions You May Have                                                                  this Prospectus
----------------------------                                                                  ---------------
..  What are the Policies?................................................................            4
..  How can I invest money in a Policy?...................................................            5
..  How will the value of my investment in a Policy change over time?.....................            6
..  What charges will AGL deduct from my investment in a Policy?..........................            7
..  What charges and expenses will the Mutual Funds deduct from amounts I invest through
     my Policy?..........................................................................           10
..  What payments does AGL receive from the Mutual Funds?.................................           15
..  What is the amount of insurance ("death benefit") that AGL pays when the insured
      person dies?.......................................................................           16
..  Must I invest any minimum amount in a Policy?.........................................           19
..  How can I change my Policy's investment options?......................................           21
..  How can I change my Policy's insurance coverage?......................................           21
..  What additional rider benefits might I select?........................................           23
..  How can I access my investment in a Policy?...........................................           26
..  Can I choose the form in which AGL pays out the proceeds from my Policy?..............           28
..  To what extent can AGL vary the terms and conditions of the Policy in particular
      cases?.............................................................................           29
..  How will my Policy be treated for income tax purposes?................................           30
..  How do I communicate with AGL?........................................................           30

     Financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 65, which follows all of the financial pages). That index will refer you to pages that contain more about many of the words and phrases that we use.

                         BASIC QUESTIONS YOU MAY HAVE

What are the Policies?

     Summary. This prospectus describes Platinum Investor III flexible premium variable life insurance Policies issued by AGL. Platinum Investor III Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. Platinum Investor III pays a death benefit to a beneficiary you designate when the insured person dies. You choose one of three death benefit options.

     We apply your net premiums to your Policy. You may invest your premiums in our declared fixed interest account or in one or more of the variable investment options, or both. The value of your investment in a variable investment option depends on the investment results of the related Mutual Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline. The value of our declared fixed interest account will depend on the interest rates that we declare.

     Other choices you have. During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, and (4) choose whether your accumulation value under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary.

     Administrative Center. The Administrative Center provides service to all Policy owners. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 30. Also see "Services Agreements" on page 62. This booklet is called the "prospectus."

     Illustrations of a hypothetical Policy. Starting on page 32, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

     Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 36 or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 36. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your AGL representative or our Administrative Center (shown on the first page of this prospectus).

How can I invest money in a Policy?

     Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $50. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

     Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 30 and "Tax Effects" beginning on page 38. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

     Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

     Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center.

     Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

     Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29/th/, 30/th/ or 31/st/ of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 48.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the money market investment option becomes exhausted. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

     Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

How will the value of my investment in a Policy change over time?

     Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 7 under "Premium tax charge" (or "Tax charge back" if you are a resident of Oregon when you purchase your Policy) and "Other deductions from each premium payment." We invest the rest in one or more of the investment options listed in the chart on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 7 under "What charges will AGL deduct from my investment in a Policy?"

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative, from our Home Office or from the Administrative Center (both locations are shown on the first page of this prospectus).

     We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 10. The "daily charge" described on page 7 and the charges and expenses of the Mutual Funds discussed on pages 11 -15 do not apply to our declared fixed interest account option.

     Policies are "non-participating." You will not be entitled to any dividends from AGL.

What charges will AGL deduct from my investment in a Policy?

     Premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range from 0.75% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return.

     Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon Law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 2% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

     Other deductions from each premium payment. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from your premium payment, we will deduct 5.0% from the remainder of all premiums received. We may increase this charge but it will never exceed 7.5%. Your Policy refers to this deduction as a Premium Expense Charge. We use this charge to cover sales expenses, including commissions.

     Daily charge. We will deduct a daily charge at an annual effective rate of 0.70% of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an annual effective rate of 0.45%, and after 20 years, to an annual effective rate of 0.10%. We guarantee these rate reductions. Since the Policies were first offered only in the year 2000, the reduction has not yet taken effect under any outstanding Policies. We apply this charge to pay for our mortality and expense risks.

     Flat monthly charge. We will deduct $6 from your accumulation value each month. We may lower this charge but it is guaranteed to never exceed $6. The flat monthly charge is the Monthly Administration Fee shown on page 3A of your Policy. We use this charge to pay for the cost of administrative services we provide under the Policies.

     Monthly charge per $1,000 of base coverage. We deduct a charge monthly from your accumulation value for the first 7 Policy years. This monthly charge also applies to the amount of any increase in base coverage during the 7 Policy years following the increase. This charge varies according to the amount of base coverage and the age, gender and premium class of the insured person. The dollar amount of this charge changes with each change in your Policy's base coverage. (We describe your base coverage and specified amount under "Your specified amount of insurance" on page 16.) This charge is a maximum of $1.46 for each $1000 of the base coverage portion of the specified amount. The initial amount of this charge is shown on page 3A of your Policy and is called "Monthly Expense Charge for First Seven Years." Page 4 of your Policy contains a table of the guaranteed rates for this charge. We use this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

     Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical
Policies:

     .    greater amounts at risk result in a higher monthly insurance charge;
          and

     . higher cost of insurance rates also result in a higher monthly insurance charge.

     Our cost of insurance rates are generally guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

     In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users and for persons considered to be in excellent health. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

     Finally, our current cost of insurance rates for the same insured person differ depending on the specified amount in force on the day the charge is deducted. We have different rates we apply for specified amounts. The highest rates begin with the minimum specified amount. The rates decline on a graduated schedule as the specified amount increases. Your agent can discuss the schedule with you. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

     We use this charge to fund the death benefits we pay under the Policies.

     Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we currently offer are accidental death benefit rider, children's insurance benefit rider, two versions of maturity extension rider, spouse term rider, terminal illness rider and waiver of monthly deduction rider. The riders are described beginning on page 23, under "What additional rider benefits might I select?" The specific charges for any riders you choose are shown on page 3 of your Policy. We use these charges to pay for the benefits under the riders and to help offset the risks we assume.

     Surrender charge. The Policies have a surrender charge that applies for a maximum of the first 10 Policy years (and for a maximum of the first 10 Policy years after any increase in the Policy's base coverage). We will apply the surrender charge only to the base coverage portion of the specified amount.

     The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. Your Policy's surrender charge will be found in the table beginning on page 27 of the Policy. It may initially be as high as $49 per $1,000 of base coverage or as low as $3 per $1,000 of base coverage (or any increase in the base amount).

     We are permitted to not charge some or all of the surrender charges under certain limited circumstances, according to the terms of a Policy endorsement.

     We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's base coverage portion of the specified amount, we will deduct any remaining amount of the surrender charge that was associated with the base coverage that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" beginning on page 26 and "Change of death benefit option" beginning on page 22. For those Policies that lapse in the first 10 Policy years, we use this charge to help recover sales expenses.

     Partial surrender fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. We use this charge to help pay for the expense of making a partial surrender.

     Transfer fee. We may charge a $25 transfer fee for each transfer between investment options that exceeds 12 each Policy Year. We do not currently assess this charge but reserve the right to do so in the future. This charge will be deducted from the investment options in the same ratio as the requested transfer. We use this charge to help pay for the expense of making the requested transfer.

     Illustrations. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

     Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.25%. See "Policy loans" beginning on page 27.

     Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

     For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 47.

     Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

What charges and expenses will the Mutual Funds deduct from amounts I invest through my Policy?

     Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:

THE MUTUAL FUNDS' ANNUAL EXPENSES/1/ (as a percentage of average net assets)

                                                        Fund                     Other Fund         Total Fund
                                                     Management                   Operating          Operating
                                                     Fees (After               Expenses (After    Expenses (After
                                                       Expense        12b-1        Expense            Expense
               Name of Fund                       Reimbursement)/4/   Fees    Reimbursement)/4/   Reimbursement/4/
                                                  -----------------  ------   -----------------   ----------------
AIM Variable Insurance Funds -
Class I Shares:/1/

AIM V.I. International Growth Fund                     0.73%                        0.32%                1.05%

AIM V.I. Premier Equity Fund                           0.60%                        0.25%                0.85%

American Century Variable
Portfolios, Inc.:/1/

VP Value Fund/2/                                       0.97%                        0.00%                0.97%

Ayco Series Trust:/3/

Ayco Growth Fund                                       0.00%                        1.00%                1.00%

Credit Suisse Trust:/1/

Small Cap Growth Portfolio                             0.90%                        0.22%                1.12%

Dreyfus Investment Portfolios:/1/

MidCap Stock Portfolio - Initial                       0.75%                        0.14%                0.89%
     shares

Dreyfus Variable Investment Fund:/1/

Quality Bond Portfolio - Initial shares                0.65%                        0.10%                0.75%

Small Cap Portfolio - Initial shares                   0.75%                        0.04%                0.79%

Fidelity Variable Insurance Products
Fund:/1, 5/

VIP Asset Manager(SM) Portfolio -                      0.53%          0.25%         0.12%                0.90%
     Service Class 2/6/

VIP Contrafund(R) Portfolio -                          0.58%          0.25%         0.11%                0.94%
     Service Class 2/6/

VIP Equity-Income Portfolio -                          0.48%          0.25%         0.11%                0.84%
     Service Class 2/6/

VIP Growth Portfolio -                                 0.58%          0.25%         0.10%                0.93%
     Service Class 2/6/
                                                                                   (Footnotes begin on page 14)

                                                  Fund                     Other Fund         Total Fund
                                               Management                  Operating           Operating
                                              Fees (After               Expenses (After     Expenses (After
                                                Expense        12b-1        Expense             Expense
           Name of Fund                    Reimbursement)/4/    Fees   Reimbursement)/4/   Reimbursement/4/
                                           -----------------    ----   -----------------   ----------------
Franklin Templeton Variable
Insurance Products Trust:/1, 7/

Franklin U.S. Government Fund -
     Class 2/8/                                  0.51%          0.25%         0.02%               0.78%

Mutual Shares Securities Fund -
     Class 2                                     0.60%          0.25%         0.19%               1.04%

Templeton Foreign Securities Fund -
     Class 2/4, 9/                               0.68%          0.25%         0.22%               1.15%

Janus Aspen Series - Service
Shares:/10/

Aggressive Growth Portfolio                      0.65%          0.25%         0.02%               0.92%

International Growth Portfolio                   0.65%          0.25%         0.06%               0.96%

Worldwide Growth Portfolio                       0.65%          0.25%         0.04%               0.94%

J. P. Morgan Series Trust II:/1/

JPMorgan Small Company
     Portfolio                                   0.60%                        0.55%               1.15%

MFS Variable Insurance Trust:/1/

MFS Capital Opportunities Series/4, 11/          0.75%                        0.16%               0.91%

MFS Emerging Growth Series/11/                   0.75%                        0.12%               0.87%

MFS New Discovery Series/4, 11/                  0.90%                        0.16%               1.06%

MFS Research Series/11/                          0.75%                        0.15%               0.90%

Neuberger Berman Advisers
Management Trust:/1/

Mid-Cap Growth Portfolio                         0.84%                        0.07%               0.91%

PIMCO Variable Insurance Trust
Administrative Class:/1, 12/

PIMCO Real Return Portfolio/4, 13/               0.25%                        0.41%               0.66%

PIMCO Short-Term Portfolio/4, 13/                0.25%                        0.36%               0.61%

PIMCO Total Return Portfolio/4/                  0.25%                        0.40%               0.65%


                                                    (Footnotes begin on page 14)

                                                  Fund                     Other Fund         Total Fund
                                               Management                  Operating           Operating
                                              Fees (After               Expenses (After     Expenses (After
                                                Expense        12b-1        Expense             Expense
           Name of Fund                    Reimbursement)/4/    Fees   Reimbursement)/4/   Reimbursement/4/
                                           -----------------    ----   -----------------   ----------------
Putnam Variable Trust:/14/

Putnam VT Diversified Income Fund -
     Class IB                                    0.68%          0.25%         0.11%               1.04%

Putnam VT Growth and Income Fund -
     Class IB                                    0.46%          0.25%         0.05%               0.76%

Putnam VT International Growth and
     Income Fund - Class IB                      0.80%          0.25%         0.18%               1.23%

SAFECO Resource Series Trust:/1/

RST Equity Portfolio                             0.74%                        0.04%               0.78%

RST Growth Opportunities Portfolio               0.74%                        0.04%               0.78%

SunAmerica Series Trust:/1/

Aggressive Growth Portfolio -
     Class A                                     0.68%                        0.07%               0.75%

SunAmerica Balanced Portfolio -
     Class A                                     0.60%                        0.06%               0.66%

The Universal Institutional Funds,
Inc.:/1/

Equity Growth Portfolio/4/                       0.49%                        0.36%               0.85%

High Yield Portfolio/4/                          0.47%                        0.33%               0.80%

VALIC Company I:/1/

International Equities Fund                      0.35%                        0.11%               0.46%

Mid Cap Index Fund                               0.30%                        0.12%               0.42%

Money Market I Fund/4/                           0.50%                        0.10%               0.60%

Nasdaq-100(R) Index Fund                         0.40%                        0.12%               0.52%

Science & Technology Fund/4/                     0.90%                        0.10%               1.00%

Small Cap Index Fund                             0.35%                        0.12%               0.47%

Stock Index Fund                                 0.26%                        0.12%               0.38%

Vanguard Variable Insurance Fund:


                                                    (Footnotes begin on page 14)

                                                  Fund                     Other Fund         Total Fund
                                               Management                  Operating           Operating
                                              Fees (After               Expenses (After     Expenses (After
                                                Expense        12b-1        Expense             Expense
              Name of Fund                 Reimbursement)/4/    Fees   Reimbursement)/4/   Reimbursement/4/
                                           -----------------    ----   -----------------   ----------------
High Yield Bond Portfolio                         0.24%                      0.04%               0.28%
REIT Index Portfolio                              0.29%                      0.10%               0.39%
Van Kampen Life Investment Trust
 - Class I Shares:/1/
Growth and Income Portfolio/15/                   0.60%                      0.15%               0.75%

_____________________________________________________________________________

/1/ Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. This fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "What payments does AGL receive from the Mutual Funds?" on page 15, "Certain Arrangements" on page 48 and "Services Arrangements" on page 62.) /2/ The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund's assets increase.
/3/ The expenses shown reflect an expense limitation agreement in place for 2001 and 2002 as approved by the Fund's Trustees.
/4/ For the Funds indicated, management fees and other expenses as shown for fiscal year 2001 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2002 fees and expenses.

                                                                                Total
                                               Management   12b-1     Other     Annual
                                                  Fees       Fees   Expenses   Expenses
                                               ----------   -----   --------   --------
Franklin Templeton Variable Insurance
Products Trust:

Templeton Foreign Securities Fund - Class 2      0.69%      0.25%     0.22%      1.16%

MFS Variable Insurance Trust:
     MFS Capital Opportunities Series            0.75%                0.21%      0.96%
     MFS New Discovery Series                    0.90%                0.19%      1.09%

PIMCO Variable Insurance Trust
Administrative Class:
     PIMCO Real Return Portfolio                 0.25%                0.42%      0.67%
     PIMCO Short-Term Portfolio                  0.25%                0.37%      0.62%
     PIMCO Total Return Portfolio                0.25%                0.41%      0.66%

The Universal Institutional Funds, Inc.:
     Equity Growth Portfolio                     0.55%                0.36%      0.91%
     High Yield Portfolio                        0.50%                0.33%      0.83%


                                                 (Footnotes continue on page 15)

                                                                                Total
                                               Management   12b-1     Other     Annual
                                                  Fees       Fees   Expenses   Expenses
                                               ----------   -----   --------   --------
VALIC Company I:
     Money Market I Fund                          0.50%               0.12%      0.62%
     Science & Technology Fund                    0.90%               0.11%      1.01%

No other Funds received any fee waivers and expense reimbursements.

/5/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.
/6/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.
/7/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/8/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.
/9/ Prior to May 1, 2002, the Templeton Foreign Securities Fund was known as the Templeton International Securities Fund.
/10/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.
/11/ Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.86% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.89% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.
/12/ AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust. /13/ The ratio of net expenses to average net assets excluding interest expense is 0.65% for the PIMCO Real Return Portfolio and 0.60% for the PIMCO Short-Term Portfolio.
/14/ The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.
/15/ Effective May 1, 2002 the Van Kampen Life Investment Trust ("LIT") Strategic Stock Fund - Class I Shares merged with the Van Kampen LIT Growth and Income Fund - Class I Shares. Accordingly performance figures that we may publish for the Van Kampen LIT Growth and Income Fund - Class I Shares investment option through May 1, 2002, reflect the historical performance and inception date of the Van Kampen LIT Strategic Stock - Class I Shares investment option.

What payments does AGL receive from the Mutual Funds?

     We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?" on page 7.

     We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

     We also receive what is referred to as "12b-1 fees" from some of the Mutual Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

What is the amount of insurance ("death benefit") that AGL pays when the insured person dies?

     Your specified amount of insurance. In your application to buy a Platinum Investor III Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. The specified amount consists of what we refer to as "base coverage" plus any "supplemental coverage" you select. Base coverage must be at least 10% of the specified amount. We also guarantee a death benefit equal to the specified amount (less any indebtedness) and any benefit riders for a specified period. We refer to this guarantee in both your Policy and this prospectus as the "guarantee period" benefit. We provide more information about the specified amount and the guarantee period benefit beginning on page 50 under "More About the Death Benefit" and under "Monthly guarantee premiums," beginning on page 19. You should read these other discussions carefully because they contain important information about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

     Your death benefit. Beginning June 1, 2002, you may choose one of three death benefit options under the Policy. Owners whose Policies are issued before June 1, 2002 may choose only death benefit Option 1 or death benefit Option 2. You can choose Option 1 or Option 2 at the time of your application or at any later time before the death of the insured person. You can choose death benefit Option 3 only at the time of your application. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is

     . Option 1--The specified amount on the date of the insured person's death.

     . Option 2--The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

     . Option 3--The sum of (a) the death benefit we would pay under Option 1 and (b) the cumulative amount of premiums you paid for the Policy and any riders. The death benefit payable would be reduced by any amounts waived under the Waiver of Monthly Deduction Rider. (Under Option 3, any premiums you pay for the Policy after a partial surrender are not considered part of the "cumulative amount of premiums you paid" until the total amount of premiums you pay for the Policy and any riders after the partial surrender exceeds the amount of the partial surrender.)

     Under either Option 2 or Option 3, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will tend to be higher under Option 1 than under either Option 2 or Option 3.

     Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

     Alternative minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "alternative minimum death benefit"as explained below.

     Federal tax law requires a minimum death benefit (the alternative minimum death benefit) in relation to the accumulation value in order for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "guideline premium test" or the "cash value accumulation test." You must elect one of these tests at issue, and, once elected, the choice may not be changed.

     If you choose the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a Policy year, so long as the death benefit is large enough compared to the accumulation value to meet the test requirements.

     The other major difference between the two tax tests involves the Policy's alternative minimum death benefit. The alternative minimum death benefit is calculated as shown in the tables that follow.

     If you selected death benefit Option 1, Option 2 or Option 3 at any time when the alternative minimum death benefit is more than the death benefit payable under the Option you selected, the death benefit payable would be the alternative minimum death benefit.

     If you selected either death benefit Option 1 or Option 3 and elected the cash value accumulation test, the payment of additional premiums under the cash value accumulation test, as compared to the guideline premium test, may cause your accumulation value to increase to a level where the alternative minimum death benefit becomes applicable. Therefore, choosing the cash value accumulation test may make it more likely that the alternative minimum death benefit will apply if you select those death benefit Options. If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause your Policy's death benefit to be higher than if you had chosen the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also tend to be higher. (This compensates us for the additional risk that we might have to pay the higher alternative minimum death benefit.)

     If you selected the guideline premium test, we calculate the alternative minimum death benefit by multiplying your Policy's accumulation value by an applicable percentage. The applicable percentage is 250% when the insured person's age is 40 or less, and decreases each year thereafter to 100% when the insured person's age is 95 or older. The applicable percentages under the guideline premium test for certain ages between 40 to 95 are set forth in the following table.

                         APPLICABLE PERCENTAGES UNDER
                            GUIDELINE PREMIUM TEST

Insured
Person's
Age*     40    45    50     55    60     65    70     75    95+
%        250%  215%  185%   150%  130%   120%  115%   105%  100%

_______________

*Age nearest birthday at the beginning of the Policy year in which the insured person dies.

     If you have selected the cash value accumulation test, we calculate the alternative minimum death benefit by multiplying your Policy's accumulation value by a percentage that will be set forth on page 25 of your Policy. The percentage varies based on the insurance characteristics of the insured person. Below is an example of applicable alternative minimum death benefit percentages for the cash value accumulation test. The example is for a male non-tobacco user preferred premium class and issue age 55.

                         APPLICABLE PERCENTAGES UNDER
                         CASH VALUE ACCUMULATION TEST


Policy
Year     1     2     3      5     10     20    30     40    45
%        218%  212%  207%   196%  173%   142%  127%   112%  104%

Your Policy calls the multipliers used for each test the "Cash Value Corridor Rate."

Must I invest any minimum amount in a Policy?

     Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure your Policy's cash surrender value stays above zero or that the guarantee period benefit (described under "Monthly guarantee premiums" on page 19) remains in effect ("Cash surrender value" is explained under "Full surrender" on page 26.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

     Policy lapse and reinstatement. If your Policy's cash surrender value (the Policy's accumulation value less Policy loans and loan interest during the first 5 Policy years) falls to an amount insufficient to cover the monthly charges, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you will have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. You will find additional information in the Policy about the values and terms of a Policy after it is reinstated.

     Monthly guarantee premiums. Page 3 of your Policy will specify a "Monthly Guarantee Premium." If you pay these guarantee premiums, we will provide at least an Option 1 death benefit, even if your policy's cash surrender value has declined to zero.

     We call this our "guarantee period" benefit and here are its terms and conditions. On the first day of each Policy month that the cash surrender value is not sufficient to pay the monthly deduction, we check to see if the cumulative amount of premiums paid under the Policy, less any Policy loans, is at least equal to the sum of the monthly guarantee premiums plus any partial surrenders for all Policy months to date, including the Policy month then starting. (Policy months are measured from the "Date of Issue" that will also be shown on page 3 of your Policy.) So long as at least this amount of premium payments has been paid by the beginning of that Policy month, the Policy will not enter a grace period or terminate (i.e., lapse) because of insufficient cash surrender value. The more supplemental coverage you choose the higher will be your monthly guarantee premiums.

     The length of time you are covered by the guarantee period benefit varies on account of two things (except in New Jersey, as described in the last paragraph of this section):

     .    the insured person's age at the Policy's date of issue; and

     . the amounts of base coverage and supplemental coverage you have chosen.

     The maximum duration for the guarantee period - 10 years - happens in the event you have chosen 100% base coverage and the insured person is no older than age 50 at the Policy's date of issue. We reduce the maximum time for the guarantee period by one year for each year the insured person is older than age 50 at the date of issue. The reductions stop after the insured person is age 55 or older at the date of issue. This means, for instance, that you will have a guarantee period of 5 years if you choose 100% base coverage and the insured person is age 55 at the Policy's date of issue.

     The least amount of time for the guarantee period to be in effect - 3 years-happens in the event you have chosen the maximum permitted 90% of supplemental coverage and the insured person is older than age 50 at the date of issue.

     Your sales representative will help you determine the exact duration of the guarantee period benefit when you apply for a Policy.

     Also, whenever you increase or decrease your specified amount, we calculate a new monthly guarantee premium, so the amount you must pay to keep the guarantee period benefit in force will increase or decrease depending on whether you increase or decrease your specified amount. If you add or increase a benefit rider, your monthly guarantee premium will increase. If you remove or decrease a benefit rider, your monthly guarantee premium will decrease.

     We provide the guarantee period benefit for 5 years for all Policies issued in the state of New Jersey. The period of coverage for New Jersey Policies is unaffected by the insured person's age at the Policy's date of issue or your choice of base coverage and supplemental coverage.

How can I change my Policy's investment options?

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. The first 12 transfers in a year are free of charge. We may charge you $25 for each additional transfer. We do not currently assess this charge but reserve the right to do so in the future. You may make transfers from the variable investment options at any time. You may make transfers from the declared fixed interest account only during the 60-day period following each Policy anniversary. The amount that you can transfer each year from the declared fixed interest account is limited to the greater of:

     . 25% of the unloaned accumulation value you have in the declared fixed interest account as of the Policy anniversary; or

     . the sum of any amounts you transferred or surrendered from the declared fixed interest account during the previous Policy year.

     Unless you are transferring the entire amount you have in an investment option, including the declared fixed interest account, each transfer must be at least $500. See "Additional Rights That We Have" on page 56.

     Market Timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy owners.

How can I change my Policy's insurance coverage?

     Increase in coverage. At any time while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

     We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age and premium class of the insured person at the time of the increase. Also, a new amount of surrender charge:

     . applies to any amount of the increase that you request as base (rather than supplemental) coverage;

     . applies as if we were instead issuing the same amount of base coverage as a new Platinum Investor III Policy; and

     .    applies for the 10 Policy years following the increase.

     You are not required to increase your specified amount in any specific percentage or ratio that your base and supplemental coverage bear to your specified amount before the increase, with one exception. Base coverage must be at least 10% of the total specified amount after the increase.

     Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the specified amount cannot be less than the greater of:

     .    $250,000 ($50,000 for policies issued before August 1, 2002); and

     . any minimum amount which, in view of the amount of premiums you have paid, is necessary for the Policy to continue to meet the Federal tax law definition of life insurance.

     We will apply a reduction in specified amount proportionately against the specified amount provided under the original application and any specified amount increases. The decrease in specified amount will decrease both your base and supplemental coverage in the same ratio they bear to your specified amount before the decrease. We will deduct from your accumulation value any remaining surrender charge that is associated only with any amount of base coverage that is canceled in this way. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed. A reduction in specified amount will not reduce the monthly charge per $1,000 of specified amount or the amount of time we assess this charge.

     Change of death benefit option. You may at any time before the death of the insured person request us to change your choice of death benefit option from:

     Option 1 to Option 2;
     Option 2 to Option 1; or
     Option 3 to Option 1.

     No other changes are permitted. A change from Option 3 to Option 1 is subject to regulatory approval in your state.

     . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change. We will take the reduction proportionately from each component of the Policy's specified amount. We will not charge a surrender charge for this reduction in specified amount.

     . If you change from either Option 2 or Option 3 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

     Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 38 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

     Effect of changes in insurance coverage on guarantee period. A change in coverage does not result in termination of the guarantee period, so that if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your policy's cash surrender value declines to zero. The details of this guarantee are discussed under "Monthly guarantee premiums," beginning on page 19.

What additional rider benefits might I select?

     You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. Not all riders are available in all states. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

     .    Accidental Death Benefit Rider  This rider pays an additional death
          ------------------------------
          benefit if the insured person dies from certain accidental causes. You may purchase this rider only at the time we issue your Policy.

     .    Children's Insurance Benefit Rider  This rider provides term life
          ----------------------------------
          insurance coverage on the eligible children of the person insured under the Policy. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider only at the time we issue your Policy.

     .    Maturity Extension Rider  This rider gives you the option to extend
          ------------------------
          the Policy's maturity date beyond what it otherwise would be, at any time before the original maturity date. Once you select this rider, if you have not already elected to extend the maturity date, we will notify you of this right 60 days before maturity. If you do not then elect to extend the maturity date before the original maturity date, the rider will terminate and the maturity date will not be extended. You have two versions of this rider from which to choose, the Accumulation Value version and the Death Benefit version. Either or both versions may not be available in all states.

          The Accumulation Value version provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of death. The death benefit will be reduced by any outstanding Policy loan amount. There is no charge for this version until you reach the original maturity date. Thereafter we will charge a monthly fee of no more than $10.

          The Death Benefit version provides for a death benefit after the original maturity date equal to the death benefit in effect on the day prior to the original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. There is a monthly charge of no more than $30 for each $1000 of the net amount at risk that will be charged for this rider beginning 9 years before the maturity date and terminating on the original maturity date. If you elect to extend the maturity date, we will charge a monthly fee of no more than $10 beginning on the original maturity date. Nine years and 60 days before the original maturity date, we will notify you that you will incur these charges if you keep the rider on the Policy. You will then have until the original maturity date to terminate the rider and your right to extend the Policy maturity date. If you terminate the rider, there will be no charges.

          The Accumulation Value version of the rider may be selected at any time before the original maturity date. The Death Benefit version of the rider may be selected only at the time we issue your Policy. In Illinois you may select either version of the rider only after we issue your Policy, and prior to the original maturity date.

          There are features common to both riders in addition to the $10 maximum monthly fee. Only the insurance coverage associated with the Policy will be extended beyond the original maturity date. We do not allow additional premium payments, new loans, or changes in specified amount after the original maturity date. The only charge we continue to automatically deduct after the original maturity date is the daily charge described on page 7. Once you have exercised your right to extend the original maturity date, you cannot revoke it. You can, however, surrender your Policy at any time.

          Extension of the maturity date beyond the insured person's age 100 may result in current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

     .    Return of Premium Death Benefit Rider  This rider provides additional
          -------------------------------------
          term life insurance coverage on the person insured under the Policy. The amount of additional insurance varies so that it always equals the cumulative amount of premiums paid under the Policy (subject to certain adjustments).

          As of June 1, 2002, this rider is no longer offered.

     .    Spouse Term Rider  This rider provides term life insurance on the life
          -----------------
          of the spouse of the Policy's insured person. This rider terminates no later than the Policy anniversary nearest the spouse's 75/th/ birthday. You can convert this rider into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy.

     .    Terminal Illness Rider  This rider provides for a benefit to be
          ----------------------
          requested if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit payable under the Policy (excluding any rider benefits) or, if less, $250,000. The amount of benefits paid under the rider, plus an administrative fee (not to exceed $250), plus interest on these amounts to the next Policy anniversary becomes a "lien" against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. The cash surrender value of the Policy also will be reduced by the amount of the lien. You may purchase this rider at any time prior to the maturity date.

     .    Waiver of Monthly Deduction Rider  This rider provides for a waiver of
          ---------------------------------
          all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. Therefore, your Policy's accumulation value does not change. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 55. You can purchase this rider only at the time we issue your Policy.

     Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 38. You should consult a qualified tax adviser.

How can I access my investment in a Policy?

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned interest, and less any applicable surrender charge. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that a Platinum Investor III Policy will have any cash surrender value during at least the first year unless you pay significantly more than the monthly guarantee premiums.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $250,000 ($50,000 for Policies issued before August 1, 2002).

     If the Option 1 or Option 3 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $0. We will take any such reduction proportionately from each component of the Policy's specified amount and deduct any remaining surrender charge that is associated with any portion of your Policy's base amount of coverage that is canceled. If the Option 2 death benefit is then in effect, we will automatically reduce your accumulation value.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

     There is a maximum partial surrender fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $10.

     Exchange of Policy in certain states. Certain states require that a policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

     Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value less the interest that will be payable on your loan through your next Policy anniversary. The minimum amount you can borrow is $500 or, if less, the entire remaining loan value. These rules are not applicable in all states.

     We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the declared fixed interest account as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed effective annual rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

     You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

     You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

     Preferred loan interest rate. We will charge a lower interest rate on preferred loans (available after the first 10 Policy years). The maximum amount eligible for preferred loans for any year is:

     . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

     . if less, your Policy's maximum remaining loan value at that Policy anniversary.

     We will always credit your preferred loan collateral amount at a guaranteed effective annual rate of 4.0%. We intend to set the rate of interest you are paying to the same 4.0% rate we credit to your preferred loan collateral amount, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we charge you, provided that the rate:

     . will always be greater than or equal to the guaranteed preferred loan collateral rate of 4.0%, and

     .    will never exceed an effective annual rate of 4.25%.

     Because we first began offering the Policies in the year 2000, we have not yet declared a preferred loan interest rate we charge.

     Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 100/th/ birthday.

     Tax considerations. Please refer to "How will my Policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

Can I choose the form in which AGL pays out the proceeds from my Policy?

     Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the insured person's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

     .    Option 1--Equal monthly payments for a specified period of time.

     . Option 2--Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

     . Option 3--Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     . Option 4--Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

     Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

     Interest rates that we credit under each option will be at least 3%.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

To what extent can AGL vary the terms and conditions of the Policy in particular cases?

     Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     Underwriting and premium classes. We currently have eight premium classes we use to decide how much the monthly insurance charges under any particular Policy will be: preferred non-tobacco, standard non-tobacco, preferred tobacco, standard tobacco, special non-tobacco, special tobacco, juvenile and special juvenile. Policies issued June 1, 2002 or later will be eligible for an additional premium class, preferred plus non-tobacco. Various factors such as the insured's age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. Each premium class is described in your Policy. Policies issued in New Jersey do not have the juvenile and special juvenile classes.

     Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance policy we issued with a

Policy. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

     State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

     Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

How will my Policy be treated for income tax purposes?

     Generally, the death benefit paid under a Policy is not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

     Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

     For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 38.

How do I communicate with AGL?

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus.

     You must make the following requests in writing:

     .    transfer of accumulation value;

     .    loan;

     .    full surrender;

     .    partial surrender;

     .    change of beneficiary or contingent beneficiary;

     .    change of allocation percentages for premium payments;

     .    loan repayments or loan interest payments;

     .    change of death benefit option or manner of death benefit payment;

     .    change in specified amount;

     . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds;

     .    tax withholding elections; and

     .    telephone transaction privileges.

     You should mail or express these requests to the Administrative Center address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

     Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If
(a) many people seek to make telephone requests at or about the same time, or
(b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

     To help explain how our Policy works, we have prepared the following tables:

                                                                   Page to
                                                                   See in this
                                                                   Prospectus
                                                                   ----------
   Death Benefit Option 1--Current Charges.......................      34

   Death Benefit Option 1--Guaranteed Maximum Charges............      35

     The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a male non-tobacco user preferred premium class and issue be classified as a modified endowment contract (see "Tax Effects" beginning on page 38 for further discussion).

     The tables show a sample Policy with 100% base coverage only. A Policy with supplemental coverage at current charges will over time have lower monthly insurance charges and a higher accumulation value. Your AGL representative can provide you with Policy illustrations specific to you, showing how your selection of base and supplemental coverage, if any, can affect your Policy values under different assumptions.

     Although the tables that follow do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits and lower cash surrender values.

     Separate tables are included to show both current and guaranteed maximum charges. The charges assumed in the following tables include:

     . a charge for state premium tax (or a tax charge back if we issued the Policy in Oregon) assumed to be 2.0% (for both current and guaranteed maximum charges);

     . after we deduct premium tax (or a tax charge back if we issued the Policy in Oregon), a charge of 5.0% and 7.5% for current charges and guaranteed maximum charges, respectively;

     . a daily charge for the first 10 Policy years at an annual effective rate of 0.70% (for both current and guaranteed maximum charges);

     . a daily charge for Policy years 11 through 20 at an annual effective rate of 0.45% (for both current and guaranteed maximum charges);

     . a daily charge after 20 Policy years at an annual effective rate of 0.10% (for both current and guaranteed maximum charges);

     . a flat monthly charge of $6 (for both current and guaranteed maximum charges);

     . a monthly charge for the first 7 Policy years for each $1,000 of base coverage of $0.39 (for both current and guaranteed maximum charges); and

     . the monthly insurance charge (for both current and guaranteed maximum charges).

     The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.82% of aggregate Mutual Fund assets, which is the arithmetic average of the advisory fees payable with respect to each Mutual Fund plus the arithmetic average of all other operating expenses of each such Fund, after all reimbursements, as reflected on pages 11 - 15 of this prospectus. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would remain 0.82% of aggregate Mutual Fund assets.

     Individual illustrations. We may furnish you with additional illustrations based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payments invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                             Platinum Investor III


  Annual Premium $35,000                    Initial Specified Amount $ 1,000,000
                                            Death Benefit Option 1


                                 Male, Age 55
                   Non-tobacco User, Preferred Premium Class
                           Assuming Current Charges

          End of                   Death Benefit                      Accumulation Value                 Cash Surrender Value
          Policy            Assuming Hypothetical Gross          Assuming Hypothetical Gross         Assuming Hypothetical Gross
           Year             Annual Investment Return of          Annual Investment Return of         Annual Investment Return Of
                            0.0%        6.0%       12.0%          0.0%      6.0%       12.0%          0.0%      6.0%       12.0%
            1            1,000,000   1,000,000   1,000,000       24,882    26,592     28,306             0         0           0
            2            1,000,000   1,000,000   1,000,000       49,452    54,439     59,639        10,452    15,439      20,639
            3            1,000,000   1,000,000   1,000,000       73,713    83,599     94,322        34,713    44,599      55,322
            4            1,000,000   1,000,000   1,000,000       97,617   114,083    132,659        63,617    80,083      98,659
            5            1,000,000   1,000,000   1,000,000      121,223   146,006    175,097        92,223   117,006     146,097
            6            1,000,000   1,000,000   1,000,000      144,144   179,049    221,692       120,144   155,049     197,692
            7            1,000,000   1,000,000   1,000,000      166,599   213,483    273,115       146,599   193,483     253,115
            8            1,000,000   1,000,000   1,000,000      192,979   253,925    334,612       177,979   238,925     319,612
            9            1,000,000   1,000,000   1,000,000      218,617   295,912    402,398       208,617   285,912     392,398
           10            1,000,000   1,000,000   1,000,000      243,378   339,412    477,107       238,378   334,412     472,107

           15            1,000,000   1,000,000   1,159,710      357,211   589,988    999,750       357,211   589,988     999,750

           20            1,000,000   1,000,000   1,999,790      449,374   909,941  1,868,963       449,374   909,941   1,868,963

The values will change if premiums are paid in different amounts or frequencies.

The investment results are an example only and are not a representation of past or future investment results. Actual investment results may be more or less than those shown.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 12% but fluctuated over and under that average throughout the years shown.

                             Platinum Investor III


Annual Premium $ 35,000                      Initial Specified Amount $1,000,000
                                             Death Benefit Option 1


                                 Male, Age 55
                   Non-Tobacco User, Preferred Premium Class
                          Assuming Guaranteed Charges

End of               Death Benefit                   Accumulation Value             Cash Surrender Value
Policy        Assuming Hypothetical Gross        Assuming Hypothetical Gross     Assuming Hypothetical Gross
 Year         Annual Investment Return of        Annual Investment Return Of     Annual Investment Return Of
              0.0%        6.0%       12.0%        0.0%      6.0%       12.0%      0.0%      6.0%       12.0%
    1       1,000,000   1,000,000   1,000,000    16,315    17,730      19,154         0         0           0
    2       1,000,000   1,000,000   1,000,000    31,636    35,500      39,553         0         0         553
    3       1,000,000   1,000,000   1,000,000    45,882    53,231      61,266     6,882    14,231      22,266
    4       1,000,000   1,000,000   1,000,000    59,088    70,959      84,497    25,088    36,959      50,497
    5       1,000,000   1,000,000   1,000,000    71,173    88,612     109,366    42,173    59,612      80,366
    6       1,000,000   1,000,000   1,000,000    82,057   106,120     136,026    58,057    82,120     112,026
    7       1,000,000   1,000,000   1,000,000    91,554   123,307     164,557    71,554   103,307     144,557
    8       1,000,000   1,000,000   1,000,000   104,275   144,944     200,174    89,275   129,944     185,174
    9       1,000,000   1,000,000   1,000,000   115,370   166,344     238,703   105,370   156,344     228,703
   10       1,000,000   1,000,000   1,000,000   124,770   187,476     280,581   119,770   182,476     275,581

   15       1,000,000   1,000,000   1,000,000   141,793   288,798     567,824   141,793   288,798     567,824

   20       1,000,000   1,000,000   1,170,034    76,833   365,329   1,093,490    76,833   365,329   1,093,490

The values will change if premiums are paid in different amounts or frequencies.

The investment results are an example only and are not a representation of past or future investment results. Actual investment results may be more or less than those shown.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 12% but fluctuated over and under that average throughout the years shown.

                            ADDITIONAL INFORMATION

     A general overview of the Policy appears at pages 1 - 35. The additional information that follows gives more details, but generally does not repeat what is set forth above.

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                                                                       See in this
Contents of Additional Information                                     Prospectus
----------------------------------                                     ----------
AGL....................................................................       37
Separate Account VL-R..................................................     1,37
Tax Effects............................................................       38
Voting Privileges......................................................       46
Your Beneficiary.......................................................       46
Assigning Your Policy..................................................       46
More About Policy Charges..............................................       47
Effective Date of Policy and Related Transactions......................       48
More About the Death Benefit...........................................       50
More About Our Declared Fixed Interest Account Option..................       51
Distribution of the Policies...........................................       52
Payment of Policy Proceeds.............................................       54
Adjustments to Death Benefit...........................................       55
Additional Rights That We Have.........................................       56
Performance Information................................................       57
Our Reports to Policy Owners...........................................       57
AGL's Management.......................................................       58
Principal Underwriter's Management.....................................       60
Legal Matters..........................................................       61
Legal Proceedings......................................................       62
Accounting and Auditing Experts........................................       62
Actuarial Expert.......................................................       62
Services Agreements....................................................       62
Certain Potential Conflicts............................................       63
Financial Statements...................................................       63

     Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (pages 65 and 66, which follow all of the financial pages).

That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware Corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

     During 2001, AGL received $47,428,639 in total premium payments from Policy owners. From such premium payments, AGL received the following fees and charges:

     .    mortality and expense fees     $  117,603

     .    administrative fees            $2,331,127

     .    cost of insurance charges      $6,186,581

Separate Account VL-R

     We hold the Mutual Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the separate account on May 6, 1997 under Texas law.

     For record keeping and financial reporting purposes, Separate Account VL-R is divided into 70 separate "divisions," 46 of which correspond to the 46 variable "investment options" available since the inception of the Policy. The remaining 24 divisions, and some of these 46 divisions, represent investment options available under other variable life policies we offer.

We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account VL-R are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to Separate Account VL-R.

Tax Effects

     This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

     General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and (b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

     . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

     . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

     The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract,"as you can see from the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

     Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

     If, at any time during the first seven Policy years:

     .  you have paid a cumulative amount of premiums;

     . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

     . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

     then your Policy will be a modified endowment contract.

     Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

     If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

     The Company has procedures in place, including Policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

     A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

     Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

     Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, will be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

     Taxation of pre-death distributions if your Policy is not a modified
                                                        ------
endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

     After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

     On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

     Taxation of pre-death distributions if your Policy is a modified endowment
                                                        --
contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

     . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

     . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

     . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

     For modified endowment contracts, your basis:

     .    is similar to the basis described above for other policies; and

     . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

     A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

     .    to taxpayers 59 1/2 years of age or older;

     .    in the case of a disability (as defined in the Code); or

     . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

     Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

     Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

     Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under
Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

     The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

     Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the "2001 Act") brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

     In addition, an unlimited marital deduction may be available for federal estate tax purposes.

     The Economic Growth and Reconciliation Act was signed into law in June 2001. It gradually phases out the estate tax between the years 2002 and 2010. However, if Congress does not take any further action, the pre-2002 estate tax rules will automatically be reinstated in 2011. During this phase out period between 2002 and 2010, the estate tax continues with the exemption amount increasing from $1 million in 2002 up to $3.5 million in 2009. During the same period, the top estate tax rate gradually decreases from 50% in 2002 down to 45% in 2007 and later years.

     As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000 in 2002 indexed for inflation). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

     The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

     Life insurance in split dollar arrangements. The IRS has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

     The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P.S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P.S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

     In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the recent IRS Notice 2002-8 and any subsequent guideline that is released.

     Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining P.S. 58 costs are being revised by the IRS and may change.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

     Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

     ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

     Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

     We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

     Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

     When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

     In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

     Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. Congress passed tax legislation on May 26, 2001 which modified the existing estate tax law. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

Voting Privileges

     We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Your Beneficiary

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Assigning Your Policy

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

More About Policy Charges

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Platinum Investor III

Policy for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk. See "Monthly insurance charge" on page 8.

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the divisions or Policy owners. See "What payments does AGL receive from the Mutual Funds?" on page 15.

Effective Date of Policy and Related Transactions

     Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

     We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the address shown on the first page of this prospectus or from your AGL representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the specified amount of insurance, reinstatements of a Policy that has lapsed, and changes in death benefit option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

More About the Death Benefit

     Base coverage and supplemental coverage. The amount of insurance coverage you select at the time you apply to purchase a Policy is called the specified amount. The specified amount is the total of two types of coverage: your "base coverage" and "supplemental coverage," if any, that you select. The total of the two coverages cannot be less than the minimum of $250,000 ($50,000 for Policies issued before August 1, 2002) and at least 10% of the total must be base coverage when you purchase the Policy. The percentage that your base and supplemental coverages represent of your specified amount will not change whenever you decrease the specified amount. A partial surrender will reduce the specified amount. In this case, we will deduct any surrender charge that applies to the decrease in base coverage, but not to the decrease in supplemental coverage since supplemental coverage has no surrender charge.

     You can change the percentage of base coverage when you increase the specified amount, but at least 10% of the total specified amount after the increase must be base coverage. You can use the mix of base and supplemental coverage to emphasize your own objectives. Here are the features about supplemental coverage that differ from base coverage:

     . In general, the larger percentage of supplemental coverage you choose when your Policy is issued, the shorter the time the guarantee period benefit will be in force;

     .    Supplemental coverage has no surrender charges;

     . The monthly insurance charge for supplemental coverage is always equal to or less than the monthly insurance charge for an equivalent amount of base coverage; and

     . We do not collect the monthly charge for each $1,000 of specified amount that is attributable to supplemental coverage.

     Generally, if you choose supplemental coverage instead of base coverage, you will reduce your total charges and increase your accumulation value on a current charge basis. The more supplemental coverage you elect, the greater will be the amount of the reduction in charges and increase in accumulation value, on a current charge basis. Keep in mind, however, that our guarantee of a minimum death benefit (through the guarantee period benefit) may be essential to your planning. If this is the case, you may wish to maximize the percentage amount of base coverage you purchase. Policy owner objectives differ. Therefore, before deciding how much, if any, supplemental coverage you should have, you should discuss with your AGL representative what you believe to be your own objectives. Your representative can provide you with further information and Policy illustrations showing how your selection of base and supplemental coverage can affect your Policy values under different assumptions.

     Increases after age 90. We allow you to increase your supplemental coverage after the insured person reaches age 90 and until age 99, but only under certain conditions:

     .    Increases are allowed only if you have financed the Policy's premiums.

     . Increases cannot result in a specified amount greater than the amount we approve through underwriting at the time the Policy is issued.

     . You must purchase the return of premium death benefit rider when the Policy is issued and keep the rider in force at all times.

     . You may be required to purchase additional base coverage because you must still maintain at least 10% of your specified amount as base coverage.

     You should keep in mind that the charges for supplemental coverage are higher the longer you own the Policy.

More About Our Declared Fixed Interest Account Option

     Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account or our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

     Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Distribution of the Policies

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

     We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

     . 90% of the premiums received in the first Policy year up to a "target" amount;

     . 3% of the premiums up to the target amount received in each of Policy years two through 10;

     . 3% of the premiums in excess of the target amount received in each of Policy years one through 10;

     . 0.25% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years two through 20;

     . 0.15% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each Policy year after Policy year 20;

     . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

     . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

     The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. For this purpose, we exclude any supplemental coverage and, therefore, the target premium is reduced proportionately by the amount of supplemental coverage.

     Commissions payable to broker-dealers and registered representatives for sales of the Policies are calculated based on the total premium payments for both the base and supplemental coverage. The commissions vary depending on the ratio of premium necessary for the base and supplemental coverage. The same amount of premium will result in the highest commission when there is no supplementary coverage. The commissions decline as the portion of the specified amount allocated to supplementary coverage increases. The lowest commission amount is payable when you choose the maximum amount of supplementary coverage.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page 7. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

     We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our subsidiary broker-dealer American General Securities Incorporated and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

Payment of Policy Proceeds

     General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

     Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .  the SEC by order permits the delay for the protection of owners.

     Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account

VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

     . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including Policy loan requests, under a Policy until we receive instructions from the appropriate regulator.

Adjustments to Death Benefit

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Some states require that we compute these periods for noncontestability differently following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

Additional Rights That We Have

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     .  change the underlying Mutual Fund that any investment option uses;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     .  change our underwriting and premium class guidelines;

     . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

Performance Information

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

Our Reports to Policy Owners

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.


AGL'S Management

     The directors, executive officiers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.


Name and Principal
Business Address                Business Experience Within Past Five Years
------------------              ---------------------------------------------------------------
Rodney O. Martin, Jr.           Director and Chairman of the Board of American General Life
2929 Allen Parkway              Insurance Company (1996 - present).  Previously Chief
Houston, TX 77019               Executive Officer (April 2000 - November 2001), Senior
                                Chairman of the Board (April 1998 - January 2000), and
                                President (August 1996 - July 1998) of American General Life
                                Insurance Company.

David J. Dietz                  Director of AGL since March 2002.  Senior Vice President -
390 Park Avenue, 5/th/ Floor    Corporate Markets Group of AGL since January 1999.
New York, NY 10022              President and Chief Executive Officer - Individual Insurance
                                Operations of The United States Life Insurance Company in the
                                City of New York since September 1997.  President of
                                Prudential Select Life, Newark, New Jersey (August 1990 -
                                September 1997).

Robert F. Herbert, Jr.          Director of AGL since March 2002.  Senior Vice President and
2727-A Allen Parkway            Treasurer of AGL since May 1996.  Controller of AGL since
Houston, TX 77019               February 1991.

David L. Herzog                 Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway              of AGL since March 2000.  Vice President of General
Houston, TX 77019               American, St. Louis, Missouri (June 1991 - February 2000).

Royce G. Imhoff, II             Director of AGL since November 1997.  President of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President and Chief Marketing Officer
Houston, TX 77019               of AGL (1997 - March 2002).  Previously held various positions with AGL including Vice President since August 1996.

Gary D. Reddick                 Executive Vice President of American General Life Insurance
2929 Allen Parkway              Company since April 1998 and Director since April 2001.  Vice
Houston, TX 77019               Chairman and Executive Vice President of The Franklin Life
                                Insurance Company (1995 - April 1998).

Name and Principal
Business Address                Business Experience Within Past Five Years
------------------              ---------------------------------------------------------------
R. Kendall Nottingham           Director of AGL since March 2002.  Currently, Executive Vice
70 Pine Street                  President for American International Group.  Previously held
New York, NY 10270              various positions with subsidiaries of American International
                                Group, including Chairman of the Board and Chief Executive
                                Officer of American International Life Insurance Company and
                                Director of American International Life Assurance Company of
                                New York since 1998.

Nicholas A. O'Kulich            Director of AGL since March 2002.  Currently, Vice President
70 Pine Street                  for American International Group.  Previously held various
New York, NY 10270              positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of Worldwide Life
                                Organization and Director of American International Life
                                Assurance Company of New York since 1990.

Paul L. Mistretta               Executive Vice President of AGL since July 1999.  Senior Vice
2929 Allen Parkway              President of First Colony Life Insurance, Lynchburg, Virginia
Houston, TX 77019               (1992 - July 1999).

Wayne A. Barnard                Senior Vice President of AGL since November 1997.
2929 Allen Parkway              Previously held various positions with AGL, including Vice
Houston, TX 77019               President since February 1991.

Robert M. Beuerlein             Senior Vice President and Chief Actuary of AGL since
2727-A Allen Parkway            September 1999.  Previously held position as Vice President of
Houston, TX 77019               AGL since December 1998.  Director, Senior Vice President and
                                Chief Actuary of The Franklin Life Insurance Company,
                                Springfield, Illinois (January 1991 - June 1999).

Pauletta P. Cohn                Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway              March 2002.  Senior Vice President, General Counsel and
Houston, TX 77019               Secretary of AGL (November 2001 - March 2002).  Previously
                                held various positions with American General Life Companies since 1993 including, Deputy General Counsel (2000 -
                                November  2001), Associate General Counsel (1998 - 2000) and
                                Senior Attorney (1993 - 1998).

William Guterding               Senior Vice President of AGL since April 1999.  Senior Vice
390 Park Avenue, 5/th/ Floor    President and Chief Underwriting Officer of The United States
New York, NY 10022              Life Insurance Company in the City of New York since October,
                                1980.

 Name and Principal
 Business Address                Business Experience Within Past Five Years
 ------------------              -----------------------------------------------

 Kyle L. Jennings                Senior Vice President and Co-General Counsel of
 2929 Allen Parkway              AGL since March 2002. Senior Vice President and
 Houston, TX 77019               General Counsel of AGL (November 2001 - March
                                 2002). Previously held position of Deputy
                                 General Counsel-Litigation of American General
                                 Life Companies (1998 - November 2001). Partner with Beirne, Maynard & Parsons, L.L.P. (January
                                 1995 - June 1998).

 Simon J. Leech                  Senior Vice President of AGL since July 1997.
 2929 Allen Parkway              Previously held various positions with AGL
 Houston, TX 77019               since 1981, including Vice President - Policy
                                 Administration in 1995.

 Mark R. McGuire                 Senior Vice President of AGL since April 2001.
 2727 Allen Parkway              Vice President of American General Life
 Houston, TX 77019               Companies (2000 - March 2001). Vice President
                                 of The Franklin Life Insurance Company (1997 -
                                 2000). Previously held various positions with AGL since August 1988, including Director of
                                 Work Site Marketing Administration (1996 -
                                 1997).

 Lawrence J. O'Brien             Senior Vice President of AGL since November
 2929 Allen Parkway              2001.  Senior Vice President of American
 Houston, TX 77019               General Life Companies since February 1998.
                                 Vice President - Insurance Marketing of
                                 Business Men's Assurance Company of America,
                                 Kansas City, Missouri (1995 - February 1998).

Principal Underwriter's Management

The directors and principal officers of the principal underwriter are:

 Name and Principal               Position and Offices with Underwriter,
 Business Address                 American General Distributors, Inc.
 ------------------               -----------------------------------

 Robert P. Condon                 Director, Chairman,
 2929 Allen Parkway               President and Chief Executive Officer
 Houston, TX 77019

 Mary L. Cavanaugh                Director and Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 Name and Principal               Position and Offices with Underwriter,
 Business Address                 American General Distributors, Inc.
 ------------------               -----------------------------------

 David H. den Boer                 Director, Senior Vice President and Secretary
 2929 Allen Parkway
 Houston, TX 77019

 Jennifer D. Cobbs                 Executive Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Krien Verberkmoes                 Chief Compliance Officer
 2929 Allen Parkway
 Houston, TX 77019

 John Reiner                       Chief Financial Officer and Treasurer
 2929 Allen Parkway
 Houston, TX 77019

 Kurt W. Bernlohr                  Assistant Secretary
 2919 Allen Parkway
 Houston, TX 77019

 Tracey E. Harris                  Assistant Secretary
 2919 Allen Parkway
 Houston, TX 77019

 Daniel R. Cricks                  Assistant Tax Officer
 2929 Allen Parkway
 Houston, TX 77019

 James D. Bonsall                  Assistant Treasurer
 2919 Allen Parkway
 Houston, TX 77019

Legal Matters

     We are not involved in any legal proceedings that would be considered material with respect to a policy owner's interest in Separate Account VL-R. Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, an affiliate of AGL, has opined as to the validity of the Policies.

Legal Proceedings

     AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

Accounting and Auditing Experts

     The financial statements of the Platinum Investor III divisions of Separate Account VL-R as of December 31, 2001 and for the years ended December 31, 2001 and 2000 and the consolidated balance sheets of AGL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

Actuarial Expert

     Actuarial matters have been examined by Robert M. Beuerlein who is Senior Vice President and Chief Actuary of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

Services Agreements

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Policies.

     For information about agreements with the Mutual Funds, see "What payments does AGL receive from the Mutual Funds?" on page 15.

Certain Potential Conflicts

     The Mutual Funds sell shares to separate accounts of insurance companies (and may sell shares to certain qualified plans), both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we know exist to each Mutual Fund as soon as a conflict arises. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

Financial Statements

     The financial Statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under the Policies. They should not be considered as bearing upon the investment experience of Separate Account VL-R.

                                                                     Page to
Consolidated Financial Statements of                                 See in this
Separate Account VL-R                                                Prospectus
---------------------                                                -----------

Report of Ernst & Young LLP Independent Auditors...................     VL-R-1

Statement of Net Assets as of December 31, 2001....................     VL-R-3

Statement of Operations for the periods
   ended December 31, 2001 and 2000................................     VL-R-3

Statement of Changes in Net Assets for the periods
   ended December 31, 2001 and 2000................................     VL-R-3

Notes to Financial Statements......................................     VL-R-20

                                                                     Page to
Consolidated Financial Statements of                                 See in this
American General Life Insurance Company                              Prospectus
---------------------------------------                              ----------

Report of Ernst & Young LLP Independent Auditors...................     F-1

Consolidated Balance Sheets as of December 31, 2001 and 2000.......     F-2

Consolidated Statements of Income for the years
   ended December 31, 2001, 2000, and 1999.........................     F-4

Consolidated Statements of Shareholder's Equity for the years
   ended December 31, 2001, 2000, and 1999.........................     F-5

Consolidated Statements of Comprehensive Income for the years
   ended December 31, 2001, 2000, and 1999.........................     F-6

Consolidated Statements of Cash Flows for the years
   ended December 31, 2001, 2000, and 1999.........................     F-7

Notes to Consolidated Financial Statements.........................     F-8

                    [ERNST & YOUNG LETTERHEAD APPEARS HERE]

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR III


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R - Platinum Investor III (comprised of the following divisions: AIM V.I. International Equity Fund, AIM V.I. Value Fund, American Century VP Value Fund, Ayco Growth Fund, Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio, Dreyfus IP MidCap Stock Portfolio - Initial Shares, Dreyfus VIF Quality Bond Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Janus Aspen Series Aggressive Growth Portfolio - Service Shares, Janus Aspen Series International Growth Portfolio - Service Shares, Janus Aspen Series Worldwide Growth Portfolio - Service Shares, J.P. Morgan Small Company Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, MFS Research Series, Neuberger Berman AMT Mid-Cap Growth Portfolio, North American - AG International Equities Fund, North American - AG MidCap Index Fund, North American - AG Money Market Fund, North American - AG Nasdaq-100 Index Fund, North American -T.Rowe Price Science and Technology Fund, North American - AG Small Cap Index Fund, North American - AG Stock Index Fund, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, PIMCO Total Return Bond Portfolio, Putnam VT Diversified Income Fund
- Class IB, Putnam VT Growth and Income Fund - Class IB, Putnam VT International Growth and Income Fund - Class IB, SAFECO RST - Equity Portfolio, SAFECO RST - Growth Opportunities Portfolio, UIF Equity Growth Portfolio, UIF High Yield Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF REIT Index Portfolio, and Van Kampen LIT Strategic Stock Portfolio - Class I Shares) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations, and statements of changes in net assets for the periods ended December 31, 2001 and 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the divisions constituting Separate Account VL-R - Platinum Investor III Divisions at December 31, 2001, the results of their operations and change in their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States.


                 /s/ ERNST & YOUNG LLP

March 7, 2002

                                    VL-R-1

                      (THIS PAGE INTENTIONALLY LEFT BLANK)



                                    VL-R-2


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R
                                                                                           All Divisions
                                                                                         -----------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
 Investment securities - at market (cost $41,843,832)                                         $41,206,866
 Due from American General Life Insurance Company                                                   1,019
                                                                                              -----------
  NET ASSETS                                                                                  $41,207,885
                                                                                              ===========


STATEMENT OF OPERATIONS                                                                      For the Years Ended December 31,
                                                                                                  2001             2000
                                                                                              -----------       ----------
INVESTMENT INCOME:
 Dividends from mutual funds                                                                  $   308,443       $    3,557
EXPENSES:
 Mortality and expense risk                                                                      (117,603)            (386)
                                                                                              -----------       ----------
  NET INVESTMENT INCOME                                                                           190,840            3,171
                                                                                              -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized loss on investments                                                                (238,796)               -
 Capital gain distributions from mutual funds                                                     473,748                -
 Net unrealized depreciation of investments                                                      (636,966)               -
                                                                                              -----------       ----------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                (402,014)               -
                                                                                              -----------       ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 $  (211,174)      $    3,171
                                                                                              ===========       ==========


STATEMENT OF CHANGES IN NET ASSETS                                                           For the Years Ended December 31,
                                                                                                  2001             2000
                                                                                              -----------       ----------
OPERATIONS:
 Net investment income                                                                        $   190,840       $    3,171
 Net realized loss on investments                                                                (238,796)               -
 Capital gain distributions from mutual funds                                                     473,748                -
 Net unrealized depreciation of investments                                                      (636,966)               -
                                                                                              -----------       ----------
  Increase (Decrease) in net assets resulting from operations                                    (211,174)           3,171
                                                                                              -----------       ----------
PRINCIPAL TRANSACTIONS:
 Net premiums                                                                                  46,622,227        3,545,532
 Net transfers                                                                                   (870,563)         (47,195)
 Internal rollovers                                                                             2,097,080                -
 Cost of insurance                                                                             (6,186,581)         (44,465)
 Administrative charges                                                                        (2,331,127)        (177,277)
 Policy Loans                                                                                  (1,182,123)               -
 Terminations and withdrawals                                                                      (9,620)               -
                                                                                              -----------       ----------
  Increase in net assets resulting from principal transactions                                 38,139,293        3,276,595
                                                                                              -----------       ----------
 TOTAL INCREASE IN NET ASSETS                                                                 $37,928,119       $3,279,766
NET ASSETS:
 Beginning of period                                                                            3,279,766                -
                                                                                              -----------       ----------
 End of period                                                                                $41,207,885       $3,279,766
                                                                                              ===========       ==========

                                    VL-R-3


AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                          DIVISIONS
                                                         -----------------------------------------------
                                                            AIM V.I.         AIM V.I.
                                                         International        Value             American
                                                          Equity Fund -        Fund -           Century
                                                            Class I           Class I           VP Value
                                                           Shares (1)       Shares (1)          Fund (1)
                                                         -------------      -----------         --------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
     Investment securities - at market                       $307,788         $1,470,982         $641,665
     Due from (to) American General Life Insurance
     Company                                                        -                 26               19
                                                             --------         ----------         --------
     NET ASSETS                                              $307,788         $1,471,008         $641,684
                                                             ========         ==========         ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
INVESTMENT INCOME:
     Dividends from mutual funds                             $    967         $    1,866         $    119
EXPENSES:
     Mortality and expense risk                                (1,089)            (4,656)          (1,332)
                                                             --------         ----------         --------
     NET INVESTMENT INCOME (LOSS)                                (122)            (2,790)          (1,213)
                                                             --------         ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments                   (8,422)            (9,865)             450
     Capital gain distributions from mutual funds               7,558             28,331                -
     Net unrealized appreciation (depreciation) of
     investments                                              (28,132)           (69,407)          40,962
                                                             --------         ----------         --------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS                                              (28,996)           (50,941)          41,412
     INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $(29,118)        $  (53,731)        $ 40,199
                                                             ========         ==========         ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
INVESTMENT INCOME:
     Dividends from mutual funds                             $      -         $        -         $      -
EXPENSES:
     Mortality and expense risk                                     -                  -                -
                                                             --------         ----------         --------
     NET INVESTMENT INCOME (LOSS)                                   -                  -                -
                                                             --------         ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments                        -                  -                -
     Capital gain distributions from mutual funds                   -                  -                -
     Net unrealized appreciation (depreciation) of
     investments                                                    -                  -                -
                                                             --------         ----------         --------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS                                                    -                  -                -
                                                             --------         ----------         --------
     INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                         $      -         $        -         $      -
                                                             ========         ==========         ========

(1)  Since inception January 2001
(2)  Since inception April 2001
(3)  Since inception February 2001


                                    VL-R-4

                                                                 DIVISIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Fidelity VIP                     Fidelity VIP
             Credit Suisse     Dreyfus IP       Dreyfus VIF       Dreyfus VIF            Asset       Fidelity VIP       Equity-
             Warburg Pincus   MidCap Stock      Quality Bond       Small Cap            Manager       Contrafund        Income
   Ayco       Trust Small      Portfolio -       Portfolio -       Portfolio -        Portfolio -     Portfolio -      Portfolio -
  Growth     Company Growth      Initial           Initial          Initial             Service         Service         Service
 Fund (2)    Portfolio (3)      shares (1)        shares (3)       shares (1)         Class 2 (1)      Class 2 (1)     Class 2 (1)
----------   -------------    ------------      ------------     --------------    --------------   --------------     ----------
$ 169,747       $196,623          $439,780          $844,110       $1,213,654          $210,722         $737,067        $1,458,356
        2              3                 9                26               24               (11)              40                 8
---------       --------          --------          --------       ----------          --------         --------        ----------
$ 169,749       $196,626          $439,789          $844,136       $1,213,678          $210,711         $737,107        $1,458,364
=========       ========          ========          ========       ==========          ========         ========        ==========
$     544       $      -          $    665          $ 21,637       $    3,045          $  1,563         $     19        $      632
     (685)          (613)           (1,260)           (2,310)          (3,415)             (535)          (2,172)           (4,130)
---------       --------          --------          --------       ----------          --------         --------        ----------
     (141)          (613)             (595)           19,327             (370)            1,028           (2,153)           (3,498)
---------       --------          --------          --------       ----------          --------         --------        ----------
     (569)        (1,673)            2,140              (111)          (5,352)           (4,028)          (1,116)           (2,260)
      503              -                 -             5,135           73,407               586               72             1,819
   (4,689)        14,518            23,706           (17,986)         (29,747)            4,673            3,747              (310)
---------       --------          --------          --------       ----------          --------         --------        ----------
   (4,755)        12,845            25,846           (12,962)          38,308             1,231            2,703              (751)
---------       --------          --------          --------       ----------          --------         --------        ----------
$  (4,896)      $ 12,232          $ 25,251          $  6,365       $   37,938          $  2,259         $    550        $   (4,249)
=========       ========          ========          ========       ==========          ========         ========        ==========
$       -       $      -          $      -          $      -       $        -          $      -         $      -        $        -
        -              -                 -                 -                -                 -                -                 -
---------       --------          --------          --------       ----------          --------         --------        ----------
        -              -                 -                 -                -                 -                -                 -
---------       --------          --------          --------       ----------          --------         --------        ----------
        -              -                 -                 -                -                 -                -                 -
        -              -                 -                 -                -                 -                -                 -
        -              -                 -                 -                -                 -                -                 -
---------       --------          --------          --------       ----------          --------         --------        ----------
        -              -                 -                 -                -                 -                -                 -
---------       --------          --------          --------       ----------          --------         --------        ----------
$       -       $      -          $      -          $      -       $        -          $      -         $      -        $        -
=========       ========          ========          ========       ==========          ========         ========        ==========

                                    VL-R-5

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                                DIVISIONS
                                                                          -----------------------------------------------------
                                                                                               Janus Aspen        Janus Aspen
                                                                                                  Series            Series
                                                                           Fidelity VIP         Aggressive       International
                                                                              Growth             Growth              Growth
                                                                            Portfolio -        Portfolio -         Portfolio -
                                                                              Service            Service            Service
                                                                             Class 2 (1)        Shares (1)         Shares (1)
                                                                          --------------      -------------      --------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
 Investment securities - at market                                           $1,601,290         $587,663            $447,349
 Due from (to) American General Life Insurance Company                               12                5                   7
                                                                             ----------         --------            --------
  NET ASSETS                                                                 $1,601,302         $587,668            $447,356
                                                                             ==========         ========            ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
INVESTMENT INCOME:
 Dividends from mutual funds                                                 $       30         $      -            $  1,770
EXPENSES:
 Mortality and expense risk                                                      (4,422)          (2,174)             (1,497)
                                                                             ----------         --------            --------
  NET INVESTMENT INCOME (LOSS)                                                   (4,392)          (2,174)                273
                                                                             ----------         --------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized loss on investments                                               (12,520)         (15,532)             (6,326)
 Capital gain distributions from mutual funds                                     2,813                -                   -
 Net unrealized appreciation (depreciation) of investments                      (15,297)         (56,208)             (9,433)
                                                                             ----------         --------            --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        (25,004)         (71,740)            (15,759)
                                                                             ----------         --------            --------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $  (29,396)        $(73,914)           $(15,486)
                                                                             ==========         ========            ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
INVESTMENT INCOME:
 Dividends from mutual funds                                                 $        -         $      -            $      -
EXPENSES:
 Mortality and expense risk                                                           -                -                   -
                                                                             ----------         --------            --------
  NET INVESTMENT INCOME (LOSS)                                                        -                -                   -
                                                                             ----------         --------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                                              -                -                   -
 Capital gain distributions from mutual funds                                         -                -                   -
 Net unrealized appreciation (depreciation) of investments                            -                -                   -
                                                                             ----------         --------            --------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                              -                -                   -
                                                                             ----------         --------            --------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $        -         $      -            $      -
                                                                             ==========         ========            ========

(1) Since inception January 2001

                                    VL-R-6

                                                              DIVISIONS
   ------------------------------------------------------------------------------------------------------------------------------
    Janus Aspen
      Series                                                                                    Neuberger
     Worldwide                                                                                   Berman
      Growth       J.P. Morgan                        MFS                                          AMT           North American -
    Portfolio -       Small        MFS Capital      Emerging       MFS New         MFS           Mid-Cap         AG International
      Service        Company      Opportunities      Growth       Discovery      Research         Growth             Equities
     Shares (1)   Portfolio (1)     Series (1)     Series (1)     Series (1)    Series (1)      Portfolio (1)         Fund (1)
   -------------  -------------   -------------    ----------    -----------    ------------    -------------    ----------------
     $ 613,977          $82,980        $827,137     $1,387,868     $406,579        $334,006         $365,741            $162,636
            10                1              16             18           11              37                3                 (11)
     ---------          -------        --------     ----------     --------        --------         --------            --------
     $ 613,987          $82,981        $827,153     $1,387,886     $406,590        $334,043         $365,744            $162,625
     =========          =======        ========     ==========     ========        ========         ========            ========
     $     945          $     5        $      9     $        -     $      -        $     14         $      -            $  2,250
        (1,969)            (390)         (2,296)        (4,870)        (959)         (1,192)          (1,331)               (543)
     ---------          -------        --------     ----------     --------        --------         --------            --------
        (1,024)            (385)         (2,287)        (4,870)        (959)         (1,178)          (1,331)              1,707
     ---------          -------        --------     ----------     --------        --------         --------            --------
        (3,572)          (3,917)         (9,036)       (34,884)      (1,564)         (7,570)          (1,538)                 (6)
             -                -          12,302         21,430        2,449          13,783                -              13,900
       (31,942)           2,211         (42,061)      (126,319)      21,038         (27,194)         (11,340)            (28,379)
     ---------          -------        --------     ----------     --------        --------         --------            --------
       (35,514)          (1,706)        (38,795)      (139,773)      21,923         (20,981)         (12,878)            (14,485)
     ---------          -------        --------     ----------     --------        --------         --------            --------
     $ (36,538)         $(2,091)       $(41,082)    $ (144,643)    $ 20,964        $(22,159)        $(14,209)           $(12,778)
     =========          =======        ========     ==========     ========        ========         ========            ========
     $       -          $     -        $      -     $        -     $      -        $      -         $      -            $      -
             -                -               -              -            -               -                -                   -
     ---------          -------        --------     ----------     --------        --------         --------            --------
             -                -               -              -            -               -                -                   -
     ---------          -------        --------     ----------     --------        --------         --------            --------
             -                -               -              -            -               -                -                   -
             -                -               -              -            -               -                -                   -
             -                -               -              -            -               -                -                   -
     ---------          -------        --------     ----------     --------        --------         --------            --------
             -                -               -              -            -               -                -                   -
     ---------          -------        --------     ----------     --------        --------         --------            --------
     $       -          $     -        $      -     $        -     $      -        $      -         $      -            $      -
     =========          =======        ========     ==========     ========        ========         ========            ========


                                    VL-R-7

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                         DIVISIONS
                                                      -------------------------------------------------
                                                         North              North           North
                                                       American -        American -      American -
                                                        AG MidCap         AG Money     AG Nasdaq - 100
                                                         Index              Market          Index
                                                        Fund (1)            Fund          Fund (1)
                                                      -------------     -------------  ----------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
     Investment securities - at market                  $1,109,724     $14,710,767        $995,198
     Due from (to) American General Life Insurance
     Company                                                    40             438              15
                                                        ----------     -----------        --------
     NET ASSETS                                         $1,109,764     $14,711,205        $995,213
                                                        ==========     ===========        ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001
INVESTMENT INCOME:
     Dividends from mutual funds                        $    4,036     $   177,649        $     92
EXPENSES:
     Mortality and expense risk                             (3,210)        (39,255)         (3,124)
                                                        ----------     -----------        --------
     NET INVESTMENT INCOME (LOSS)                              826         138,394          (3,032)
                                                        ----------     -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments                 1,070               -         (30,761)
     Capital gain distributions from mutual funds          105,001               -               -
     Net unrealized appreciation (depreciation) of
     investments                                           (57,675)              -          (8,024)
                                                        ----------     -----------        --------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS                                            48,396               -         (38,785)
                                                        ----------     -----------        --------
     INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                    $   49,222     $   138,394        $(41,817)
                                                        ==========     ===========        ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
INVESTMENT INCOME:
     Dividends from mutual funds                        $        -     $     3,557        $      -
EXPENSES:
     Mortality and expense risk                                  -            (386)              -
                                                        ----------     -----------        --------
     NET INVESTMENT INCOME                                       -           3,171               -
                                                        ----------     -----------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments                     -               -               -
     Capital gain distributions from mutual funds                -               -               -
     Net unrealized appreciation (depreciation) of
     investments                                                 -               -               -
                                                        ----------     -----------        --------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS                                                 -               -               -
                                                        ----------     -----------        --------
     INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                         $        -     $     3,171        $      -
                                                        ==========     ===========        ========

(1) Since inception January 2001
(2) Since inception February 2001
(3) Since inception March 2001

                                    VL-R-8

                                                                 DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------------

North American -       North             North
  T.Rowe Price      American - AG    American - AG                                                      Putnam VT        Putnam VT
   Science &         Small Cap           Stock           PIMCO Real     PIMCO Short-   PIMCO Total     Diversified      Growth and
  Technology           Index             Index          Return Bond      Term Bond     Return Bond    Income Fund -    Income Fund -
   Fund (1)           Fund (2)          Fund (1)       Portfolio (2)   Portfolio (1)  Portfolio (1)   Class IB (3)     Class IB (1)
----------------   -------------     --------------    ------------        --------    ------------    -------------   -------------
    $ 257,687         $432,654         $2,141,892        $594,001        $612,089      $1,402,012         $179,307       $1,359,080
           10               29                 69              23              18              44               (2)              39
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
    $ 257,697         $432,683         $2,141,961        $594,024        $612,107      $1,402,056         $179,305       $1,359,119
    =========         ========         ==========        ========        ========      ==========         ========       ==========
    $       -         $  1,839         $    8,046        $ 10,846        $  8,074      $   26,130         $    846       $    5,736
         (656)          (1,002)            (5,286)         (1,574)           (908)         (4,037)            (696)          (4,310)
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
         (656)             837              2,760           9,272           7,166          22,093              150            1,426
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
      (23,920)          (5,112)           (10,384)            994              26             474           (1,244)          (2,489)
       13,940           49,571             79,058           7,178           2,025          24,842                -                -
      (31,403)         (23,436)           (56,941)        (17,223)           (357)         (9,744)           2,161          (29,437)
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
      (41,383)          21,023             11,733          (9,051)          1,694          15,572              917          (31,926)
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
    $ (42,039)        $ 21,860         $   14,493        $    221        $  8,860      $   37,665         $  1,067       $  (30,500)
    =========         ========         ==========        ========        ========      ==========         ========       ==========
    $       -         $      -         $        -        $      -        $      -      $        -         $      -       $        -
            -                -                  -               -               -               -                -                -
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
            -                -                  -               -               -               -                -                -
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
            -                -                  -               -               -               -                -                -
            -                -                  -               -               -               -                -                -
            -                -                  -               -               -               -                -                -
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
            -                -                  -               -               -               -                -                -
    ---------         --------         ----------        --------        --------      ----------         --------       ----------
    $       -         $      -         $        -        $      -        $      -      $        -         $      -       $        -
    =========         ========         ==========        ========        ========      ==========         ========       ==========

                                    VL-R-9

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                    DIVISIONS
                                                                 -------------------------------------------------
                                                                   Putnam VT
                                                                 International                          SAFECO RST-
                                                                  Growth and         SAFECO RST-          Growth
                                                                 Income Fund -         Equity          Opportunities
                                                                  Class IB (1)      Portfolio (1)      Portfolio (1)
                                                                 -------------      -------------      -------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
     Investment securities - at market                             $753,028            $191,337            $395,532
     Due from (to) American General Life Insurance Company               10                 (23)                  7
                                                                   --------            --------            --------
       NET ASSETS                                                  $753,038            $191,314            $395,539
                                                                   ========            ========            ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
     Dividends from mutual funds                                   $ 13,458            $  1,375            $      -

EXPENSES:
     Mortality and expense risk                                      (2,781)               (706)               (871)
                                                                   --------            --------            --------
       NET INVESTMENT INCOME (LOSS)                                  10,677                 669                (871)
                                                                   --------            --------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                        (21,218)             (4,823)                897
     Capital gain distributions from mutual funds                         -                   -               7,811
     Net unrealized appreciation (depreciation) of
       investments                                                  (54,883)             (7,718)             38,538
                                                                   --------            --------            --------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS                                                (76,101)            (12,541)             47,246
                                                                   --------            --------            --------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
         OPERATIONS                                                $(65,424)           $(11,872)           $ 46,375
                                                                   ========            ========            ========
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
     Dividends from mutual funds                                   $      -            $      -            $      -

EXPENSES:
     Mortality and expense risk                                           -                   -                   -
                                                                   --------            --------            --------
       NET INVESTMENT INCOME (LOSS)                                       -                   -                   -
                                                                   --------            --------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on investments                              -                   -                   -
     Capital gain distributions from mutual funds                         -                   -                   -
     Net unrealized appreciation (depreciation) of
       investments                                                        -                   -                   -
                                                                   --------            --------            --------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS                                                      -                   -                   -
                                                                   --------            --------            --------
       INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
         OPERATIONS                                                $      -            $      -            $      -
                                                                   ========            ========            ========

(1) Since inception January 2001
(2) Since inception February 2001

                                    VL-R-10

                                                     DIVISIONS
---------------------------------------------------------------------------------------------------
                                                                                  Van Kampen LIT
    UIF Equity           UIF            Vanguard VIF        Vanguard VIF          Strategic Stock
     Growth           High Yield      High Yield Bond        REIT Index         Portfolio - Class I
  Portfolio (1)     Portfolio (1)       Portfolio (2)      Portfolio (1)             Shares (1)
  -------------    ---------------    ---------------    ---------------        -------------------
   $203,313           $106,092            $673,887           $347,525                  $234,021
          3                 11                  13                 10                        10
   --------           ---------           --------           --------                  --------
   $203,316           $106,103            $673,900           $347,535                  $234,031
   ========           =========           ========           ========                  ========
   $      -           $  12,040           $    346           $    147                  $  1,703
       (901)               (357)            (2,494)              (822)                     (773)
   --------           ---------           --------           --------                  --------
       (901)             11,683             (2,148)              (675)                      930
   --------           ---------           --------           --------                  --------
     (9,031)               (469)            (1,347)               356                    (4,544)
        218                  -                   -                 16                         -
     (5,202)            (13,651)             1,978             17,044                     6,596
   --------           ---------           --------           --------                  --------
    (14,015)            (14,120)               631             17,416                     2,052
   --------           ---------           --------           --------                  --------
   $(14,916)          $  (2,437)          $ (1,517)          $ 16,741                  $  2,982
   ========           =========           ========           ========                  ========


   $      -            $      -           $      -           $      -                  $      -
          -                   -                  -                  -                         -
   --------            --------           --------           --------                  --------
          -                   -                  -                  -                         -
   --------            --------           --------           --------                  --------

          -                   -                  -                  -                         -
          -                   -                  -                  -                         -
          -                   -                  -                  -                         -
   --------            --------           --------           --------                  --------
          -                   -                  -                  -                         -
   --------            --------           --------           --------                  --------
   $      -            $      -           $      -           $      -                  $      -
   ========            ========           ========           ========                  ========


                                    VL-R-11

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                    DIVISIONS
                                                             ------------------------------------------------------
                                                                 AIM V.I.
                                                              International
                                                              Equity Fund -      AIM V.I. Value        American
                                                                 Class I         Fund - Class I        Century VP
                                                               Shares (1)          Shares (1)        Value Fund (1)
                                                             --------------     --------------       --------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
     Net investment income (loss)                                $   (122)         $   (2,790)         $ (1,213)
     Net realized gain (loss) on investments                       (8,422)             (9,865)              450
     Capital gain distributions from mutual funds                   7,558              28,331                 -
     Net unrealized appreciation (depreciation) of
       investments                                                (28,132)            (69,407)           40,962
                                                                 --------          ----------          --------
       Increase (decrease) in net assets resulting from
         operations                                               (29,118)            (53,731)           40,199
                                                                 --------          ----------          --------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                  75,345             307,672           133,523
     Net transfers                                                308,399           1,412,709           528,527
     Internal rollovers                                                 -                   -             3,346
     Cost of insurance                                            (41,392)           (177,897)          (53,815)
     Administrative charges                                        (3,768)            (15,388)           (6,677)
     Policy Loans                                                       2              (2,357)           (3,419)
       Terminations and withdrawals                                (1,680)                  -                 -
                                                                 --------          ----------          --------
         Increase in net assets resulting from principal
           transactions                                           336,906           1,524,739           601,485
                                                                 --------          ----------          --------
     TOTAL INCREASE IN NET ASSETS                                 307,788           1,471,008           641,684

NET ASSETS:
     Beginning of period                                                -                   -                 -
                                                                 --------          ----------          --------
     End of period                                               $307,788          $1,471,008          $641,684
                                                                 ========          ==========          ========

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income (loss)                                $      -          $        -          $      -
     Capital gain distributions from mutual funds                       -                   -                 -
     Net unrealized appreciation (depreciation) of
       investments                                                      -                   -                 -
                                                                 --------          ----------          --------
         Increase (decrease) in net assets resulting from
           operations                                                   -                   -                 -
                                                                 --------          ----------          --------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                       -                   -                 -
     Net transfers                                                      -                   -                 -
     Internal rollovers                                                 -                   -                 -
     Cost of insurance                                                  -                   -                 -
     Administrative charges                                             -                   -                 -
                                                                 --------          ----------          --------
       Increase (decrease) in net assets resulting from
         principal transactions                                         -                   -                 -
                                                                 --------          ----------          --------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                            -                   -                 -

NET ASSETS:
     Beginning of period                                                -                   -                 -
                                                                 --------          ----------          --------
     End of period                                               $      -          $        -          $      -
                                                                 ========          ==========          ========
(1)  Since inception January 2001
(2)  Since inception April 2001
(3)  Since inception February 2001

                                    VL-R-12

                                                            DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Fidelity
               Credit Suisse       Dreyfus IP       Dreyfus VIF       Dreyfus VIF      VIP Asset        Fidelity VIP   Fidelity VIP
              Warburg Pincus      MidCap Stock     Quality Bond       Small Cap         Manager          Contrafund    Equity-Income
   Ayco        Trust Small        Portfolio -      Portfolio -         Portfolio -     Portfolio -       Portfolio -    Portfolio -
  Growth      Company Growth       Initial           Initial           Initial          Service           Service          Service
 Fund (2)     Portfolio (3)       shares (1)        shares (3)        shares (1)        Class 2 (1)     Class 2 (1)      Class 2 (1)
----------    --------------     -------------     ------------     --------------     ------------     -----------      -----------
 $   (141)     $   (613)          $   (595)        $  19,327        $     (370)       $  1,028           $ (2,153)       $   (3,498)
     (569)       (1,673)             2,140              (111)           (5,352)         (4,028)            (1,116)           (2,260)
      503             -                  -             5,135            73,407             586                 72             1,819
   (4,689)       14,518             23,706           (17,986)          (29,747)          4,673              3,747              (310)
 --------      --------           --------         ---------        ----------        --------           --------        ----------
   (4,896)       12,232             25,251             6,365            37,938           2,259                550            (4,249)
 --------      --------           --------         ---------        ----------        --------           --------        ----------
   50,907        40,135            104,105           180,962           229,410          70,269            192,205           310,915
  145,025       161,404            359,308           766,772         1,070,302         172,846            641,313         1,295,145
        -             -                  -                 -             3,347               -                  -                 -
  (18,742)      (15,140)           (42,269)         (100,934)         (109,819)        (32,715)           (87,321)         (129,436)
   (2,545)       (2,005)            (5,206)           (9,049)          (11,474)         (3,514)            (9,613)          (15,547)
        -             -             (1,400)               20            (4,863)          1,566                  -             1,562
        -             -                  -                 -            (1,163)              -                (27)              (26)
 --------      --------           --------         ---------        ----------        --------           --------        ----------
  174,645       184,394            414,538           837,771         1,175,740         208,452            736,557         1,462,613
 --------      --------           --------         ---------        ----------        --------           --------        ----------
  169,749       196,626            439,789           844,136         1,213,678         210,711            737,107         1,458,364

        -             -                  -                 -                 -               -                  -                 -
 --------      --------           --------         ---------        ----------        --------           --------        ----------
 $169,749      $196,626           $439,789         $ 844,136        $1,213,678        $210,711           $737,107        $1,458,364
 ========      ========           ========         =========        ==========        ========           ========        ==========



 $      -      $      -           $      -         $       -        $        -        $      -           $      -        $        -
        -             -                  -                 -                 -               -                  -                 -
        -             -                  -                 -                 -               -                  -                 -
 --------      --------           --------         ---------        ----------        --------           --------        ----------
 $      -      $      -           $      -         $       -        $        -        $      -           $      -        $        -
 --------      --------           --------         ---------        ----------        --------           --------        ----------


        -             -                  -                 -                 -               -                  -                 -
        -             -                  -                 -                 -               -                  -                 -
        -             -                  -                 -                 -               -                  -                 -
        -             -                  -                 -                 -               -                  -                 -
        -             -                  -                 -                 -               -                  -                 -
 --------      --------           --------         ---------        ----------        --------           --------        ----------
        -             -                  -                 -                 -               -                  -                 -
 --------      --------           --------         ---------        ----------        --------           --------        ----------
        -             -                  -                 -                 -               -                  -                 -


        -             -                  -                 -                 -               -                  -                 -
 --------      --------           --------         ---------        ----------        --------           --------        ----------
 $      -      $      -           $      -         $       -        $        -        $      -           $      -        $        -
 ========      ========           ========         =========        ==========        ========           ========        ==========


                                    VL-R-13

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R
                                                                                                  DIVISIONS
                                                                     -------------------------------------------------------------
                                                                        Fidelity VIP          Janus Aspen             Series
                                                                      Growth Portfolio -    Series Aggressive      International
                                                                          Service          Growth Portfolio -    Growth Portfolio -
                                                                         Class 2 (1)       Service Shares (1)    Service Shares (1)
                                                                      ---------------      ------------------    ------------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
 Net investment income (loss)                                               $   (4,392)             $ (2,174)             $    273
 Net realized gain (loss) on investments                                       (12,520)              (15,532)               (6,326)
 Capital gain distributions from mutual funds                                    2,813                     -                     -
 Net unrealized appreciation (depreciation) of investments                     (15,297)              (56,208)               (9,433)
                                                                            ----------              --------              --------
    Increase (decrease) in net assets resulting from operations                (29,396)              (73,914)              (15,486)
                                                                            ----------              --------              --------

PRINCIPAL TRANSACTIONS:
 Net premiums                                                                  298,237               145,868               122,132
 Net transfers                                                               1,481,796               597,627               387,736
 Internal rollovers                                                                  -                     -                     -
 Cost of insurance                                                            (135,971)              (75,659)              (42,476)
 Administrative charges                                                        (14,914)               (7,294)               (6,107)
 Policy Loans                                                                    1,574                 1,040                 1,557
  Terminations and withdrawals                                                     (24)                    -                     -
                                                                            ----------              --------              --------
    Increase in net assets resulting from principal transactions             1,630,698               661,582               462,842
                                                                            ----------              --------              --------
 TOTAL INCREASE IN NET ASSETS                                                1,601,302               587,668               447,356

NET ASSETS:
 Beginning of period                                                                 -                     -                     -
                                                                            ----------              --------              --------
 End of period                                                              $1,601,302              $587,668              $447,356
                                                                            ==========              ========              ========




STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
 Net investment income (loss)                                               $        -              $      -              $      -
 Capital gain distributions from mutual funds                                        -                     -                     -
 Net unrealized appreciation (depreciation) of investments                           -                     -                     -
                                                                            ----------              --------              --------
    Increase (decrease) in net assets resulting from operations                      -                     -                     -
                                                                            ----------              --------              --------

PRINCIPAL TRANSACTIONS:
 Net premiums                                                                        -                     -                     -
 Net transfers                                                                       -                     -                     -
 Internal rollovers                                                                  -                     -                     -
 Cost of insurance                                                                   -                     -                     -
 Administrative charges                                                              -                     -                     -
                                                                            ----------              --------              --------
    Increase (decrease) in net assets resulting from principal transactions          -                     -                     -
                                                                            ----------              --------              --------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                                             -                     -                     -

NET ASSETS:
 Beginning of period                                                                 -                     -                     -
                                                                            ----------              --------              --------
 End of period                                                              $        -              $      -              $      -
                                                                            ==========              ========              ========

(1) Since inception January 2001

                                    VL-R-14

                                                              DIVISIONS
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen
  Series
 Worldwide        J.P.                                                                                           North
  Growth         Morgan          MFS            MFS                                         Neuberger         American - AG
Portfolio -      Small        Capital        Emerging            MFS New         MFS        Berman AMT Mid-   International
 Service        Company     Opportunities     Growth            Discovery      Research       Cap Growth       Equities
Shares (1)    Portfolio (1)  Series (1)     Series (1)          Series (1)     Series (1)   Portfolio (1)       Fund (1)
----------    ------------- -----------    -------------       ----------     ----------    ------------     -------------
$ (1,024)       $  (385)    $  (2,287)      $   (4,870)        $   (959)       $ (1,178)      $ (1,331)        $  1,707
  (3,572)        (3,917)       (9,036)         (34,884)          (1,564)         (7,570)        (1,538)              (6)
       -              -        12,302           21,430            2,449          13,783              -           13,900
 (31,942)         2,211       (42,061)        (126,319)          21,038         (27,194)       (11,340)         (28,379)
--------        -------     ---------       ----------         --------        --------       --------         --------
 (36,538)        (2,091)      (41,082)        (144,643)          20,964         (22,159)       (14,209)         (12,778)
 -------        -------     ---------       ----------         --------        --------       --------         --------
 166,725         12,938       269,724          297,261           94,464          89,766         92,921           32,103
 559,576         83,545       716,864        1,427,575          336,584         326,361        330,280          158,260
       -              -             -                -                -               -              -                -
 (66,840)        (9,824)     (103,280)        (178,269)         (39,636)        (55,435)       (38,603)         (13,355)
  (8,337)          (647)      (13,488)         (14,864)          (4,724)         (4,490)        (4,645)          (1,605)
    (599)             -        (1,585)           2,142           (1,062)              -              -                -
       -           (940)            -           (1,316)               -               -              -                -
--------        -------     ---------       ----------         --------        --------       --------         --------
 650,525         85,072       868,235        1,532,529          385,626         356,202        379,953          175,403
--------        -------     ---------       ----------         --------        --------       --------         --------
 613,987         82,981       827,153        1,387,886          406,590         334,043        365,744          162,625
       -              -             -                -                -               -              -                -
--------        -------     ---------       ----------         --------        --------       --------         --------
$613,987        $82,981     $ 827,153       $1,387,886         $406,590        $334,043       $365,744         $162,625
========        =======     =========       ==========         ========        ========       ========         ========



$      -        $     -     $       -       $        -         $      -        $      -       $      -         $      -
       -              -             -                -                -               -              -                -
       -              -             -                -                -               -              -                -
--------        -------     ---------       ----------         --------        --------       --------         --------
       -              -             -                -                -               -              -                -
--------        -------     ---------       ----------         --------        --------       --------         --------
       -              -             -                -                -               -              -                -
       -              -             -                -                -               -              -                -
       -              -             -                -                -               -              -                -
       -              -             -                -                -               -              -                -
       -              -             -                -                -               -              -                -
--------        -------     ---------       ----------         --------        --------       --------         --------
       -              -             -                -                -               -              -                -
--------        -------     ---------       ----------         --------        --------       --------         --------
       -              -             -                -                -               -              -                -


       -              -             -                -                -               -              -                -
--------        -------     ---------       ----------         --------        --------       --------         --------
$      -        $     -     $       -       $        -         $      -        $      -       $      -         $      -
========        =======     =========       ==========         ========        ========       ========         ========


                                    VL-R-15

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                DIVISIONS
                                                             -------------------------------------------------
                                                                 North            North            North
                                                             American - AG    American - AG      American - AG
                                                                MidCap           Money           Nasdaq - 100
                                                             Index Fund (1)    Market Fund      Index Fund (1)
                                                             ------------     ------------      --------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
     Net investment income (loss)                            $      826      $    138,394          $   (3,032)
     Net realized gain (loss) on investments                      1,070                 -             (30,761)
     Capital gain distributions from mutual funds               105,001                 -                   -
     Net unrealized appreciation (depreciation) of
     investments                                                (57,675)                -              (8,024)
                                                             ----------      ------------          ----------
       Increase (decrease) in net assets resulting
         from operations                                         49,222           138,394             (41,817)
                                                             ----------      ------------          ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                               243,924        41,194,661             132,305
     Net transfers                                              923,400       (25,029,527)            970,067
     Internal rollovers                                               -         2,063,611                   -
     Cost of insurance                                          (94,729)       (3,720,921)            (58,727)
     Administrative charges                                     (12,199)       (2,059,738)             (6,615)
     Policy Loans                                                   710        (1,155,041)                  -
     Terminations and withdrawals                                  (564)                -                   -
                                                             ----------      ------------          ----------
       Increase in net assets resulting from
         principal transactions                               1,060,542        11,293,045           1,037,030
                                                             ----------      ------------          ----------
     TOTAL INCREASE IN NET ASSETS                             1,109,764        11,431,439             995,213

NET ASSETS:
     Beginning of period                                              -         3,279,766                   -
                                                             ----------      ------------          ----------
     End of period                                           $1,109,764      $ 14,711,205          $  995,213
                                                             ==========      ============          ==========




STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
     Net investment income                                   $        -      $      3,171          $        -
     Capital gain distributions from mutual funds                     -                 -                   -
     Net unrealized appreciation (depreciation) of
       investments                                                    -                 -                   -
                                                             ----------      ------------          ----------
       Increase in net assets resulting from
         operations                                                   -             3,171                   -
                                                             ----------      ------------          ----------

PRINCIPAL TRANSACTIONS:
     Net premiums                                                     -         3,545,532                   -
     Net transfers                                                    -           (47,195)
     Internal rollovers                                               -                 -                   -
     Cost of insurance                                                -           (44,465)                  -
     Administrative charges                                           -          (177,277)                  -
                                                             ----------      ------------          ----------
     Increase in net assets resulting from
     principal transactions                                           -         3,276,595                   -
                                                             ----------      ------------          ----------
     TOTAL INCREASE IN NET ASSETS                                     -         3,279,766                   -

NET ASSETS:
     Beginning of period                                              -                 -                   -
                                                             ----------      ------------          ----------
     End of period                                           $        -      $  3,279,766          $        -
                                                             ==========      ============          ==========

(1)  Since inception January 2001
(2)  Since inception February 2001
(3)  Since inception March 2001

                                    VL-R-16

                                                        DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------
North American -
 T.Rowe Price                                                                                     Putnam VT      Putnam VT
  Science &     North American -  North American -   PIMCO Real    PIMCO Short-    PIMCO Total   Diversified     Growth and
 Technology       AG Small Cap     AG Stock Index    Return Bond     Term Bond     Return Bond  Income Fund -  Income Fund -
  Fund (1)       Index Fund (2)       Fund (1)      Portfolio (2)  Portfolio(1)   Portfolio (1)  Class IB (3)   Class IB (1)
--------------- ----------------- ----------------- ------------- --------------- ------------- -------------- --------------
    $   (656)       $    837         $    2,760      $  9,272      $  7,166      $   22,093       $    150     $    1,426
     (23,920)         (5,112)           (10,384)          994            26             474         (1,244)        (2,489)
      13,940          49,571             79,058         7,178         2,025          24,842              -              -
     (31,403)        (23,436)           (56,941)      (17,223)         (357)         (9,744)         2,161        (29,437)
    --------        --------         ----------      --------      --------      ----------       --------     ----------
    $(42,039)         21,860             14,493           221         8,860          37,665          1,067        (30,500)
    --------        --------         ----------      --------      --------      ----------       --------     ----------
      75,208         119,178            368,174       126,747        62,490         132,322         26,761        296,764
     257,994         329,570          1,937,150       527,138       565,996       1,294,091        176,829      1,233,988
           -               -                  -         6,694             -               -              -              -
     (29,705)        (32,021)          (161,008)      (53,592)      (23,924)        (57,297)       (22,654)      (126,278)
      (3,761)         (5,959)           (18,410)       (6,337)       (3,125)         (6,616)        (1,338)       (14,832)
           -              55              1,562        (6,847)        1,810           1,891             50              3
           -               -                  -             -             -               -         (1,410)           (26)
    --------        --------         ----------      --------      --------      ----------       --------     ----------
     299,736         410,823          2,127,468       593,803       603,247       1,364,391        178,238      1,389,619
    --------        --------         ----------      --------      --------      ----------       --------     ----------
     257,697         432,683          2,141,961       594,024       612,107       1,402,056        179,305      1,359,119

           -               -                  -             -             -               -              -              -
    --------        --------         ----------      --------      --------      ----------       --------     ----------
    $257,697        $432,683         $2,141,961      $594,024      $612,107      $1,402,056       $179,305     $1,359,119
    ========        ========         ==========      ========      ========      ==========       ========     ==========

    $      -        $      -         $        -      $      -      $      -      $        -       $      -     $        -
           -               -                  -             -             -               -              -              -
           -               -                  -             -             -               -              -              -
    --------        --------         ----------      --------      --------      ----------       --------     ----------
           -               -                  -             -             -               -              -              -
    --------        --------         ----------      --------      --------      ----------       --------     ----------

           -               -                  -             -             -               -              -              -

           -               -                  -             -             -               -              -              -
           -               -                  -             -             -               -              -              -
           -               -                  -             -             -               -              -              -
    --------        --------         ----------      --------      --------      ----------       --------     ----------
           -               -                  -             -             -               -              -              -
    --------        --------         ----------      --------      --------      ----------       --------     ----------
           -               -                  -             -             -               -              -              -

           -               -                  -             -             -               -              -              -
    --------        --------         ----------      --------      --------      ----------       --------     ----------
    $      -        $      -         $        -      $      -      $      -      $        -       $      -     $        -
    ========        ========         ==========      ========      ========      ==========       ========     ==========

                                    VL-R-17

AMERICAN GENERAL LIFE INSURANCE COMPANY
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

                                                                                    DIVISIONS
                                                            --------------------------------------------------------
                                                              Putnam VT
                                                            International                        SAFECO RST-
                                                             Growth and        SAFECO RST-         Growth
                                                            Income Fund -         Equity        Opportunities
                                                             Class IB (1)      Portfolio (1)    Portfolio (1)
                                                            -------------    ----------------   -------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001
OPERATIONS:
     Net investment income (loss)                                $ 10,677       $    669         $   (871)
     Net realized gain (loss) on investments                      (21,218)        (4,823)             897
     Capital gain distributions from mutual funds                       -              -            7,811
     Net unrealized appreciation (depreciation) of
      investments                                                 (54,883)        (7,718)          38,538
                                                                 --------       --------         --------
     Increase (decrease) in net assets resulting from
      operations                                                  (65,424)       (11,872)          46,375
                                                                 --------       --------         --------
PRINCIPAL TRANSACTIONS:
     Net premiums                                                 136,139         52,895           51,545
     Net transfers                                                745,747        183,003          330,790
     Internal rollovers                                                 -              -                -
     Cost of insurance                                            (55,678)       (28,564)         (30,595)
     Administrative charges                                        (6,806)        (2,644)          (2,576)
     Policy Loans                                                       -              -                -
     Terminations and withdrawals                                    (940)        (1,504)               -
                                                                 --------       --------         --------
     Increase in net assets resulting from principal
      transactions                                                818,462        203,186          349,164
                                                                 --------       --------         --------
     TOTAL INCREASE IN NET ASSETS                                 753,038        191,314          395,539
NET ASSETS:
     Beginning of period                                                -              -                -
                                                                 --------       --------         --------
     End of period                                               $753,038       $191,314         $395,539
                                                                 ========       ========         ========
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000
OPERATIONS:
     Net investment income (loss)                                $      -       $      -         $      -
     Capital gain distributions from mutual funds                       -              -                -
     Net unrealized appreciation (depreciation) of investments          -              -                -
                                                                 --------       --------         --------
        Increase (decrease) in net assets resulting from
         operations                                                     -              -                -
                                                                 --------       --------         --------
PRINCIPAL TRANSACTIONS:
     Net premiums                                                       -              -                -
     Net transfers                                                      -              -                -
     Internal rollovers                                                 -              -                -
     Cost of insurance                                                  -              -                -
     Administrative charges                                             -              -                -
                                                                 --------       --------         --------
        Increase (decrease) in net assets resulting from
         principal transactions                                         -              -                -
                                                                 --------       --------         --------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                            -              -                -

NET ASSETS:
     Beginning of period                                                -              -                -
                                                                 --------       --------         --------
     End of period                                               $      -       $      -         $      -
                                                                 ========       ========         ========
(1)  Since inception January 2001
(2)  Since inception February 2001

                                    VL-R-18

                                      DIVISIONS
-------------------------------------------------------------------------------------------
                                                                            Van Kampen LIT
  UIF Equity                             Vanguard VIF     Vanguard VIF     Strategic Stock
    Growth           UIF High Yield     High Yield Bond     REIT Index     Portfolio - Class
 Portfolio (1)       Portfolio (1)       Portfolio (2)    Portfolio (1)      I Shares (1)
---------------     ---------------    ---------------    -------------   -----------------
   $    (901)          $ 11,683           $ (2,148)         $   (675)          $    930
      (9,031)              (469)            (1,347)              356             (4,544)
         218                  -                  -                16                  -
      (5,202)           (13,651)             1,978            17,044              6,596
   ---------           --------           --------          --------           --------
     (14,916)            (2,437)            (1,517)           16,741              2,982
   ---------           --------           --------          --------           --------
      48,373             10,291             91,990            83,230             51,643
     187,273            106,500            640,476           280,158            200,840
           -              6,694              6,694                 -              6,694
     (14,999)            (7,628)           (52,269)          (28,493)           (18,671)
      (2,418)              (515)            (4,597)           (4,160)            (2,580)
           3             (6,802)            (6,877)               59             (6,877)
           -                  -                  -                 -                  -
   ---------           --------           --------          --------           --------
     218,232            108,540            675,417           330,794            231,049
   ---------           --------           --------          --------           --------
     203,316            106,103            673,900           347,535            234,031

           -                  -                  -                 -                  -
   ---------           --------           --------          --------           --------
   $ 203,316           $106,103           $673,900          $347,535           $234,031
   =========           ========           ========          ========           ========

   $       -           $      -           $      -          $      -           $      -
           -                  -                  -                 -                  -
           -                  -                  -                 -                  -
   ---------           --------           --------          --------           --------
           -                  -                  -                 -                  -
   ---------           --------           --------          --------           --------

           -                  -                  -                 -                  -
           -                  -                  -                 -                  -
           -                  -                  -                 -                  -
           -                  -                  -                 -                  -
           -                  -                  -                 -                  -
   ---------           --------           --------          --------           --------
           -                  -                  -                 -                  -
   ---------           --------           --------          --------           --------
           -                  -                  -                 -                  -

           -                  -                  -                 -                  -
   ---------           --------           --------          --------           --------
   $       -           $      -           $      -          $      -           $      -
   =========           ========           ========          ========           ========

                                    VL-R-19

NOTES TO FINANCIAL STATEMENTS
PLATINUM INVESTOR III DIVISIONS
SEPARATE ACCOUNT VL-R

NOTE A - ORGANIZATION

  The Platinum Investor III Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the
"Separate Account") received their first deposits in December 2000. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered with the
Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of sixty-five investment divisions at December 31, 2001.

  The forty-one Divisions, as of December 31, 2001, available to the Platinum Investor III Variable Life Insurance policy owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows: (1) (2)
AIM VARIABLE INSURANCE FUNDS - CLASS I SHARES ("V.I."):         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):
  AIM V.I. International Equity Fund (3)                          Mid-Cap Growth Portfolio
  AIM V.I. Value Fund (4)
                                                                NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (8)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP"):              (A RELATED PARTY):
  VP Value Fund                                                   North American - AG International Equities Fund
                                                                  North American - AG MidCap Index Fund (8)
AYCO SERIES TRUST:                                                North American - AG Money Market Fund (8)
  Ayco Growth Fund  (5)                                           North American - AG Nasdaq-100(R) Index Fund
                                                                  North American - T.Rowe Price Science & Technology Fund
CREDIT SUISSE WARBURG PINCUS TRUST: (6)                           North American - AG Small Cap Index Fund
  Small Company Growth Portfolio (6)                              North American - AG Stock Index Fund

DREYFUS INVESTMENT PORTFOLIOS ("IP"):                           PIMCO VARIABLE INSURANCE TRUST ADMINISTRATIVE CLASS:
  MidCap Stock Portfolio - Initial shares                         PIMCO Real Return Bond Portfolio (9)
                                                                  PIMCO Short-Term Bond Portfolio (9)
DREYFUS VARIABLE INVESTMENT FUND ("VIF")                          PIMCO Total Return Bond Portfolio (9)
  Quality Bond Portfolio - Initial shares
  Small Cap Portfolio - Initial shares                          PUTNAM VARIABLE TRUST ("VT"):
                                                                  Putnam VT Diversified Income Fund - Class IB
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):                Putnam VT Growth and Income Fund - Class IB
  VIP Asset Manager(SM) Portfolio - Service Class 2               Putnam VT International Growth and Income Fund - Class IB
  VIP Contrafund(R) Portfolio - Service Class 2
  VIP Equity-Income Portfolio - Service Class 2                 SAFECO RESOURCE SERIES TRUST ("RST"):
  VIP Growth Portfolio - Service Class 2                          Equity Portfolio
                                                                  Growth Opportunities Portfolio
JANUS ASPEN SERIES - SERVICE SHARES:
  Aggressive Growth Portfolio                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
  International Growth Portfolio                                  Equity Growth Portfolio
  Worldwide Growth Portfolio                                      High Yield Portfolio

J.P. MORGAN SERIES TRUST II:                                    VANGUARD VARIABLE INSURANCE FUND ("VIF"):
  J.P. Morgan Small Company Portfolio (7)                         High Yield Bond Portfolio
                                                                  REIT Index Portfolio
MFS VARIABLE INSURANCE TRUST:
  MFS Capital Opportunities Series                              VAN KAMPEN LIFE INVESTMENT TRUST - CLASS I SHARES ("LIT"):
  MFS Emerging Growth Series                                      Strategic Stock Portfolio (10)
  MFS New Discovery Series
  MFS Research Series

(1)  Effective January 2, 2002, the following Franklin Templeton Variable Insurance Products Trust funds were added to the existing
     Divisions: Franklin U.S. Government Fund - Class 2; Mutual Shares Securities Fund - Class 2; Templeton International Securities
     Fund - Class 2. On May 1, 2002, Templeton International Securities Fund - Class 2 will change its name to Templeton Foreign
     Securities Fund - Class 2.
(2)  On May 1, 2002, the following SunAmerica Series Trust funds will be added to the existing Divisions: Aggressive Growth
     Portfolio; SunAmerica Balanced Portfolio.
(3)  Effective May 1, 2002, AIM V.I. International Equity Fund will change its name to AIM V.I. International Growth Fund.
(4)  Effective May 1, 2002, AIM V.I. Value Fund will change its name to AIM V.I. Premier Equity Fund.
(5)  Effective October 1, 2001, Ayco Large Cap Growth Fund I changed its name to Ayco Growth Fund, April 2001 inception date.
(6)  Effective October 1, 2001, Warburg Pincus changed its name to Credit Suisse Warburg Pincus Trust. Effective May 1, 2002, Credit
     Suisse Warburg Pincus Trust will change its name to Credit Suisse Trust, and the Small Company Growth Portfolio will change its name to Small Cap Growth Portfolio.
(7)  Effective May 1, 2002, J.P. Morgan Small Company Portfolio will change its name to JPMorgan Small Company Portfolio.
(8)  Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money
     Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund.
(9)  Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio
     will change its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
(10) Van Kampen Life Investment Trust is seeking approval of shareholders, as of a record date of February 15, 2002, for the reorganization of its series, the Strategic Stock Portfolio into another of its series, the Growth and Income Portfolio.

  Net premiums from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with policy owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Policy owners bear the complete risk of premium payments allocated to a Division.

                                    VL-R-20

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

     The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below. For the purpose of comparison with current year financials, certain line items have been reclassified in the 2000 statement of operations and statement of changes in net assets.

  SECURITY VALUATION - The investments in shares of the Fund listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4.00%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

  CONTRACT CHARGES

  DEDUCTIONS FROM PREMIUM PAYMENTS. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.50%. Prior to allocation to the Separate Account, an additional 5.00% is deducted from each after-tax premium payment.

  SEPARATE ACCOUNT CHARGES. Currently, daily charges at an annual rate of 0.70% on the accumulation value that is being invested in the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.35% will occur after policy year 20. Because the policies were first offered in 2000, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly administrative charges, the cost of insurance, additional benefit riders, and surrender charges.

  The monthly administrative charge deduction is $6 for each policy in force.
An additional monthly expense deduction is charged during the first 7 policy years. This charge is a maximum of $1.46 for each $1,000 of the base coverage portion of the specified amount depending upon the age and other characteristics of the insured person.

  Since determination of both the insurance rates and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

  Also, monthly charges are deducted, if you select additional benefits riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured or the specific coverage you chose under the rider.

  Surrender charges are deducted if the policy is surrendered during the policy's first 10 policy years (and for a maximum of the first 10 policy years after any increase in the Policy's base coverage). The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. In addition, a $10 transaction fee per policy is charged for each partial surrender made.

  USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VL-R-21

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR III DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:

                                        Divisions                                                    Purchases          Sales
 -----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Equity Fund - Class I Shares                                             $   382,336      $    37,994
   AIM V.I. Value Fund - Class I Shares                                                              1,652,566          102,311
   American Century VP Value Fund                                                                      608,436            8,183
   Ayco Growth Fund                                                                                    210,247           35,243
   Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio                                   210,471           26,693
   Dreyfus IP MidCap Stock Portfolio - Initial shares                                                  442,538           28,604
   Dreyfus VIF Quality Bond Fund - Initial shares                                                      996,914          134,707
   Dreyfus VIF Small Cap Portfolio - Initial shares                                                  1,282,464           33,711
   Fidelity VIP Asset Manager Portfolio - Service Class 2                                              276,158           66,081
   Fidelity VIP Contrafund Portfolio - Service Class 2                                                 747,608           13,173
   Fidelity VIP Equity-Income Portfolio - Service Class 2                                            1,477,569           16,643
   Fidelity VIP Growth Portfolio -Service Class 2                                                    1,675,337           46,231
   Janus Aspen Series Aggressive Growth Portfolio - Service Shares                                     694,839           35,436
   Janus Aspen Series International Growth Portfolio - Service Shares                                  519,122           56,014
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares                                      666,983           17,491
   J.P. Morgan Small Company Portfolio                                                                 107,761           23,074
   MFS Capital Opportunities Series                                                                    901,509           23,275
   MFS Emerging Growth Series                                                                        1,668,979          119,908
   MFS New Discovery Series                                                                            398,508           11,404
   MFS Research Series                                                                                 388,691           19,920
   Neuberger Berman AMT Mid-Cap Growth Portfolio                                                       423,174           44,555
   North American - AG International Equities Fund                                                     191,009               12
   North American - AG Mid Cap Index Fund                                                            1,235,520           69,191
   North American - AG Money Market Fund                                                            26,224,179       14,792,926
   North American - AG Nasdaq 100 Index Fund                                                         1,226,103          192,120
   North American - T. Rowe Price Science & Technology Fund                                            372,700           59,689
   North American - AG Small Cap Index Fund                                                            531,734           70,531
   North American - AG Stock Index Fund                                                              2,346,243          137,026
   PIMCO Real Return Bond Portfolio                                                                    739,771          129,541
   PIMCO Short-Term Bond Portfolio                                                                     722,976          110,557
   PIMCO Total Return Bond Portfolio                                                                 1,423,953           12,672
   Putnam VT Diversified Income Fund - Class IB                                                        210,014           31,624
   Putnam VT Growth & Income Fund - Class IB                                                         1,411,225           20,219
   Putnam VT International Growth & Income Fund - Class IB                                             947,127          117,998
   Safeco RST-Equity Portfolio                                                                         254,905           51,027
   Safeco RST-Growth Opportunities Portfolio                                                           459,441          103,344
   UIF Equity Growth Portfolio                                                                         267,579           50,034
   UIF High Yield Portfolio                                                                            122,926            2,715
   Vanguard VIF High Yield Bond Portfolio                                                              803,770          130,513
   Vanguard VIF REIT Index Portfolio                                                                   339,315            9,191
   Van Kampen LIT Strategic Stock Portfolio - Class I Shares                                           314,397           82,428
                                                                                                   -----------      -----------
   Total                                                                                           $55,877,097      $17,074,009
                                                                                                   ===========      ===========

                                    VL-R-22


NOTE E - INVESTMENTS

The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.

                                                                                    Value of                          Unrealized
                                                                    Net Asset       Shares at         Cost of       Appreciation/
               Divisions                               Shares         Value          Market         Shares Held     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
      AIM V.I. International Equity Fund               20,643.058       $14.91        $  307,788      $  335,920          $ (28,132)
      AIM V.I. Value Fund                              62,997.106        23.35         1,470,982       1,540,389            (69,407)
                                                                                      ----------      ----------          ---------
                                                                                       1,778,770       1,876,310            (97,539)

American Century Variable Portfolios, Inc.:
-------------------------------------------
      VP Value Fund                                    86,245.292         7.44           641,665         600,703             40,962

Ayco Series Trust:
------------------
      Ayco Growth Fund                                 17,981.624         9.44           169,747         174,436             (4,689)

Credit Suisse Warburg Pincus Trust:
-----------------------------------
      Small Company Growth Portfolio                   14,034.471        14.01           196,623         182,105             14,518

Dreyfus Investment Portfolios:
------------------------------
      MidCap Stock Portfolio - Initial shares          31,868.128        13.80           439,780         416,074             23,706

Dreyfus Variable Investment Fund:
---------------------------------
      Quality Bond Portfolio - Initial shares          74,240.075        11.37           844,110         862,096            (17,986)
      Small Cap Portfolio - Initial shares             34,547.498        35.13         1,213,654       1,243,401            (29,747)
                                                                                      ----------      ----------          ---------
                                                                                       2,057,764       2,105,497            (47,733)

Fidelity Variable Insurance Products Fund:
------------------------------------------
      VIP Asset Manager Portfolio - Service Class 2    14,674.225        14.36           210,722         206,049              4,673
      VIP Contrafund Portfolio - Service Class 2       36,853.362        20.00           737,067         733,320              3,747
      VIP Equity-Income Portfolio - Service Class 2    64,557.596        22.59         1,458,356       1,458,666               (310)
      VIP Growth Portfolio - Service Class 2           48,029.087        33.34         1,601,290       1,616,587            (15,297)
                                                                                      ----------      ----------          ---------
                                                                                       4,007,435       4,104,622             (7,187)

Janus Aspen Series - Service Shares:
------------------------------------
      Aggressive Growth Portfolio                      27,043.840        21.73           587,663         643,871            (56,208)
      International Growth Portfolio                   19,199.517        23.30           447,349         456,782             (9,433)
      Worldwide Growth Portfolio                       21,634.155        28.38           613,977         645,919            (31,942)
                                                                                      ----------      ----------          ---------
                                                                                       1,648,989       1,746,572            (97,583)
J. P. Morgan Series Trust II:
-----------------------------
      J. P. Morgan Small Company Portfolio              6,276.866        13.22            82,980          80,769              2,211

MFS Variable Insurance Trust:
-----------------------------
      MFS Capital Opportunities Series                 60,998.278        13.56           827,137         869,198            (42,061)
      MFS Emerging Growth Series                       77,189.558        17.98         1,387,868       1,514,187           (126,319)
      MFS New Discovery Series                         26,625.972        15.27           406,579         385,541             21,038
      MFS Research Series                              23,324.450        14.32           334,006         361,200            (27,194)
                                                                                      ----------      ----------          ---------
                                                                                       2,955,590       3,130,126           (174,536)

                                    VL-R-23

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR III DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

  The cost of fund shares is the same for financial reporting and federal income tax purposes.  The following is a summary of fund shares owned as of December 31, 2001.
                                                                                    Value of                          Unrealized
                                                                    Net Asset       Shares at         Cost of       Appreciation/
               Divisions                               Shares         Value          Market         Shares Held     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio                             21,590.390    $16.94       $   365,741      $   377,081       $ (11,340)

North American Funds Variable Product Series I:
-----------------------------------------------
   International Equities Fund                          24,829.892      6.55           162,636          191,015         (28,379)
   MidCap Index Fund                                    64,034.903     17.33         1,109,724        1,167,399         (57,675)
   Money Market Fund                                14,710,767.150      1.00        14,710,767       14,710,767               -
   Nasdaq-100 Index Fund                               222,639.401      4.47           995,198        1,003,222          (8,024)
   Science & Technology Fund                            20,598.519     12.51           257,687          289,090         (31,403)
   Small Cap Index Fund                                 36,024.520     12.01           432,654          456,090         (23,436)
   Stock Index Fund                                     66,066.986     32.42         2,141,892        2,198,833         (56,941)
                                                                                   -----------      -----------       ---------
                                                                                    19,810,558       20,016,416        (205,858)

PIMCO Variable Insurance Trust Administrative Class:
----------------------------------------------------
   PIMCO Real Return Bond Portfolio                     56,250.047     10.56           594,001          611,224         (17,223)
   PIMCO Short-Term Bond Portfolio                      60,723.128     10.08           612,089          612,446            (357)
   PIMCO Total Return Bond Portfolio                   141,760.536      9.89         1,402,012        1,411,756          (9,744)
                                                                                   -----------      -----------       ---------
                                                                                     2,608,102        2,635,426         (27,324)

Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund - Class IB         20,492.245      8.75           179,307          177,146           2,161
   Putnam VT Growth and Income Fund - Class IB          57,981.242     23.44         1,359,080        1,388,517         (29,437)
   Putnam VT International Growth and Income Fund -
    Class IB                                            77,392.422      9.73           753,028          807,911         (54,883)
                                                                                   -----------      -----------       ---------
                                                                                     2,291,415        2,373,574         (82,159)

SAFECO Resource Series Trust:
-----------------------------
   RST-Equity Portfolio                                  7,746.417     24.70           191,337          199,055          (7,718)
   RST-Growth Opportunities Portfolio                   18,069.093     21.89           395,532          356,994          38,538
                                                                                   -----------      -----------       ---------
                                                                                       586,869          556,049          30,820

The Universal Institutional Funds, Inc.:
----------------------------------------
   Equity Growth Portfolio                              14,307.716     14.21           203,313          208,515          (5,202)
   High Yield Portfolio                                 15,740.676      6.74           106,092          119,743         (13,651)
                                                                                   -----------      -----------       ---------
                                                                                       309,405          328,258         (18,853)

Vanguard Variable Insurance Fund
--------------------------------
   High Yield Bond Portfolio                            78,449.959      8.59           673,887          671,909           1,978
   REIT Index Portfolio                                 26,671.109     13.03           347,525          330,481          17,044
                                                                                   -----------      -----------       ---------
                                                                                     1,021,412        1,002,390          19,022

Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
   Strategic Stock Portfolio                            19,748.637     11.85           234,021          227,425           6,596

Total                                                                              $41,206,866      $41,843,832       $(696,966)
                                                                                   ===========      ===========       =========

                                    VL-R-24


NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                                      DIVISIONS
                                                  ------------------------------------------------------------------------------
                                                               AIM V.I.
                                                            International              AIM V.I.                      American
                                                             Equity Fund -            Value Fund -                  Century VP
                                                           Class I Shares            Class I Shares                 Value Fund
Outstanding at beginning of period                                  -                           -                           -
Premiums                                                       9,507.927                  35,865.866                  11,533.736
Transfers between funds                                       39,673.640                 166,205.549                  47,149.797
Cost of insurance and administrative charges                  (5,417.370)                (21,960.323)                 (4,811.016)
Policy loans                                                      14.172                    (269.944)                   (319.160)
Surrenders                                                      (239.709)                       -                           -
                                                             -----------                 -----------                  ----------
Outstanding at end of period                                  43,538.660                 179,841.148                  53,553.357
                                                             ===========                 ===========                  ==========

                                                             Dreyfus VIF                 Dreyfus VIF
                                                            Quality Bond                  Small Cap           Fidelity VIP Asset
                                                         Portfolio - Initial         Portfolio - Initial       Manager Portfolio
                                                               Shares                       Shares              Service Class 2
Outstanding at beginning of period                                 -                            -                           -
Premiums                                                     15,612.959                   25,279.596                   7,457.157
Transfers between funds                                      70,110.550                  119,300.247                  18,839.514
Cost of insurance and administrative charges                 (9,192.007)                 (12,412.708)                 (3,606.031)
Policy loans                                                      1.777                     (579.304)                    181.789
Surrenders                                                         -                        (140.919)                       -
                                                             ----------                  -----------                  ----------
Outstanding at end of period                                 76,533.279                  131,446.912                  22,872.429
                                                             ==========                  ===========                  ==========

                                                                                          Janus Aspen
                                                             Janus Aspen                    Series                   Janus Aspen
                                                          Series Aggressive              International            Series Worldwide
                                                          Growth Portfolio -          Growth Portfolio -          Growth Portfolio -
                                                           Service Shares               Service Shares              Service Shares
Outstanding at beginning of period                                 -                           -                            -
Premiums                                                     29,687.241                  17,851.074                   22,916.735
Transfers between funds                                     115,760.186                  54,613.062                   76,610.716
Cost of insurance and administrative charges                (16,138.010)                 (6,458.471)                  (9,818.207)
Policy loans                                                    330.823                     258.038                      (45.452)
Surrenders                                                         -                           -                            -
                                                            -----------                 -----------                   ----------
Outstanding at end of period                                129,640.240                  66,263.703                   89,663.792
                                                            ===========                 ===========                   ==========

                                                                                                                       Neuberger
                                                              MFS New                        MFS                    Berman AMT Mid-
                                                             Discovery                     Research                   Cap Growth
                                                               Series                       Series                     Portfolio
Outstanding at beginning of period                                 -                           -                            -
Premiums                                                     11,065.437                  12,066.561                   14,588.810
Transfers between funds                                      41,273.244                  43,474.217                   51,954.103
Cost of insurance and administrative charges                 (5,005.556)                 (7,783.329)                  (6,578.152)
Policy loans                                                   (122.084)                       -                            -
Surrenders                                                         -                           -                            -
                                                            -----------                 -----------                   ----------
Outstanding at end of period                                 47,211.041                  47,757.449                   59,964.761
                                                            ===========                 ===========                   ==========

                                                                                         DIVISIONS
                                                  ---------------------------------------------------------------------------------
                                                                                       Credit Suisse
                                                                                      Warburg Pincus                Dreyfus IP
                                                               Ayco                    Trust Small                MidCap Stock
                                                              Growth                  Company Growth             Portfolio - Initial
                                                               Fund                      Portfolio                    shares
Outstanding at beginning of period                               -                            -                            -
Premiums                                                    5,033.700                    5,608.372                   11,238.385
Transfers between funds                                    14,983.747                   22,900.163                   41,279.888
Cost of insurance and administrative charges               (2,031.525)                  (2,262.821)                  (4,846.042)
Policy loans                                                     -                            -                        (150.071)
Surrenders                                                       -                            -                            -
                                                          -----------                  -----------                   ----------
Outstanding at end of period                               17,985.922                   26,245.714                   47,522.160
                                                          ===========                  ===========                   ==========

                                                          Fidelity VIP                 Fidelity VIP
                                                          Contrafund                  Equity-Income                 Fidelity VIP
                                                        Portfolio - Service        Portfolio  - Service         Growth Portfolio -
                                                           Class 2                       Class 2                 Service Class 2
Outstanding at beginning of period                               -                            -                            -
Premiums                                                   22,620.553                   31,580.684                   39,738.331
Transfers between funds                                    77,960.089                  135,487.856                  200,857.813
Cost of insurance and administrative charges              (10,801.302)                 (13,892.603)                 (18,910.909)
Policy loans                                                     -                         178.865                      246.809
Surrenders                                                     (3.387)                      (2.870)                      (3.540)
                                                          -----------                  -----------                  -----------
Outstanding at end of period                               89,775.953                  153,351.932                  221,928.504
                                                          ===========                  ===========                  ===========

                                                          J.P. Morgan                 MFS Capital
                                                         Small Company               Opportunities                  MFS Emerging
                                                           Portfolio                    Series                      Growth Series
Outstanding at beginning of period                               -                            -                            -
Premiums                                                    1,538.217                   37,009.796                   47,108.374
Transfers between funds                                     9,666.024                   99,437.058                  223,059.580
Cost of insurance and administrative charges               (1,272.937)                 (15,099.809)                 (30,826.382)
Policy loans                                                     -                        (207.334)                     443.043
Surrenders                                                   (127.446)                        -                        (255.745)
                                                          -----------                  -----------                  -----------
Outstanding at end of period                                9,803.858                  121,139.711                  239,528.870
                                                          ===========                  ===========                  ===========

                                                          North American -            North American -           North American - AG
                                                          AG International           AG MidCap Index                Money Market
                                                           Equities Fund                   Fund                        Fund
Outstanding at beginning of period                               -                            -                     325,256.182
Premiums                                                    3,931.080                   25,325.208                3,996,941.979
Transfers between funds                                    19,493.951                  100,636.845               (2,432,715.409)
Cost of insurance and administrative charges               (1,740.413)                 (10,285.321)                (360,812.204)
Policy loans                                                     -                          99.013                 (111,684.835)
Surrenders                                                       -                         (67.418)                        -
                                                          -----------                  -----------                -------------
Outstanding at end of period                               21,684.618                  115,708.327                1,416,985.713
                                                          ===========                  ===========                =============

                                    VL-R-25

SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR III DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                                     DIVISIONS
                                                 -----------------------------------------------------------------------------------
                                                                                  North American -
                                                     North American - AG       T.Rowe Price Science         North American - AG
                                                      Nasdaq 100 Index             & Technology            Small Cap Index Fund
Outstanding at beginning of period                                -                           -                          -
Premiums                                                 23,946.833                  15,653.480                 12,603.270
Transfers between funds                                 196,749.084                  50,271.239                 35,400.802
Cost of insurance and administrative charges            (13,217.935)                 (7,110.621)                (3,568.727)
Policy loans                                                      -                           -                      8.389
Surrenders                                                        -                           -                          -
                                                        -----------                  ----------                 ----------
Outstanding at end of period                            207,477.982                  58,814.098                 44,443.734
                                                        ===========                  ==========                 ==========

                                                                                     Putnam VT               Putnam VT Growth
                                                     PIMCO Total Return         Diversified Income          and Income Fund -
                                                       Bond Portfolio             Fund - Class IB                Class IB
Outstanding at beginning of period                             -                           -                          -
Premiums                                                 11,454.804                   2,450.874                 30,088.952
Transfers between funds                                 119,604.356                  17,032.767                128,394.103
Cost of insurance and administrative charges             (5,202.726)                 (2,179.253)               (13,532.753)
Policy loans                                                173.002                       6.746                      0.606
Surrenders                                                        -                    (136.538)                    (2.890)
                                                        -----------                  ----------                -----------
Outstanding at end of period                            126,029.436                  17,174.596                144,948.018
                                                        ===========                  ==========                ===========

                                                       UIF Equity                 UIF High Yield           Vanguard High Yield
                                                     Growth Portfolio                Portfolio                Bond Portfolio
Outstanding at beginning of period                             -                           -                          -
Premiums                                                  5,990.245                   1,796.467                  9,250.233
Transfers between funds                                  24,025.826                  11,262.304                 62,634.983
Cost of insurance and administrative charges             (1,960.833)                   (823.904)                (5,105.804)
Policy loans                                                  0.799                    (753.594)                  (690.477)
Surrenders                                                     -                           -                          -
                                                        -----------                  ----------                -----------
Outstanding at end of period                             28,056.037                  11,481.273                 66,088.935
                                                        ===========                  ==========                ===========


                                                                                     DIVISIONS
                                                 -----------------------------------------------------------------------------------
                                                   North American -                PIMCO Real               PIMCO Short
                                                   AG Stock Index                  Return Bond              Term Bond
                                                       Fund                         Portfolio                Portfolio
Outstanding at beginning of period                             -                           -                          -
Premiums                                                 44,052.072                  11,279.670                  5,663.690
Transfers between funds                                 242,470.880                  47,248.352                 53,831.072
Cost of insurance and administrative charges            (20,413.068)                 (4,890.217)                (2,304.517)
Policy loans                                                212.579                    (597.716)                   170.728
Surrenders                                                     -                           -                          -
                                                        -----------                  ----------                -----------
Outstanding at end of period                            266,322.463                  53,040.089                 57,360.973
                                                        ===========                  ==========                ===========

                                                          Putnam VT
                                                        International                                           SAFECO RST-
                                                         Growth and                                               Growth
                                                        Income Fund -                SAFECO RST-                Opportunities
                                                          Class IB                Equity Portfolio                Portfolio
Outstanding at beginning of period                           -                           -                          -
Premiums                                                 15,872.782                   5,799.857                  5,358.135
Transfers between funds                                  83,893.824                  20,494.160                 35,227.589
Cost of insurance and administrative charges             (6,607.243)                 (3,289.819)                (3,191.309)
Policy loans                                                   -                           -                          -
Surrenders                                                 (121.557)                   (189.565)                      -
                                                        -----------                  ----------                -----------
Outstanding at end of period                             93,037.806                  22,814.633                 37,394.415
                                                        ===========                  ==========                ===========


                                                                                     Van Kampen LIT
                                                         Vanguard VIF               Strategic Stock
                                                          REIT Index               Portfolio - Class I
                                                           Portfolio                     Shares
Outstanding at beginning of period                             -                           -
Premiums                                                  6,782.291                   5,442.927
Transfers between funds                                  24,305.742                  19,079.202
Cost of insurance and administrative charges             (2,446.453)                 (2,001.116)
Policy loans                                                  6.461                    (683.758)
Surrenders                                                     -                           -
                                                        -----------                  ----------
Outstanding at end of period                             28,648.041                  21,837.255
                                                        ===========                  ==========

                                    VL-R-26


NOTE G - PER UNIT DATA

   A summary of unit values and units outstanding for policies' variable accounts and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                                  Investment
                                                                    Unit                            Income     Expense      Total
                 Divisions                             Units        Value       Net Assets           Ratio      Ratio      Return
-----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
    AIM V.I. International Equity Fund (1)           43,538.660  $ 7.069300       $  307,788         0.62%        0.70%      -22.63%
    AIM V.I. Value Fund (1)                         179,841.148    8.179489        1,471,008         0.25%        0.70%      -12.13%
                                                                                  ----------
                                                                                   1,778,796
American Century Variable Portfolios, Inc.:
-------------------------------------------
    VP Value Fund (1)                                53,553.357   11.982144          641,684         0.04%        0.70%       13.41%

Ayco Series Trust:
------------------
    Ayco Growth Fund (3)                             17,985.922    9.437879          169,749         0.64%        0.70%       -0.51%

Credit Suisse Warburg Pincus Trust:
-----------------------------------
    Small Company Growth Portfolio (2)               26,245.714    7.491731          196,626         0.00%        0.70%      -14.59%

Dreyfus Investment Portfolios:
------------------------------
    MidCap Stock Portfolio - Initial shares (1)      47,522.160    9.254395          439,789         0.30%        0.70%        2.31%

Dreyfus Variable Investment Fund:
---------------------------------
    Quality Bond Portfolio - Initial shares (2)      76,533.279   11.029661          844,136         5.11%        0.70%        3.67%
    Small Cap Portfolio - Initial shares (1)        131,446.912    9.233215        1,213,678         0.49%        0.70%       -7.14%
                                                                                  ----------
                                                                                   2,057,814
Fidelity Variable Insurance Products Fund:
------------------------------------------
    VIP Asset Manager Portfolio - Service Class
     Class 2 (1)                                     22,872.429    9.212462          210,711         1.26%        0.70%       -4.25%
    VIP Contrafund Portfolio - Service
     Class 2 (1)                                     89,775.953    8.210518          737,107         0.01%        0.70%       -8.21%
    VIP Equity-Income Portfolio - Service
     Class 2 (1)                                    153,351.932    9.509917        1,458,364         0.08%        0.70%       -4.21%
    VIP Growth Portfolio - Service Class 2 (1)      221,928.504    7.215393        1,601,302         0.00%        0.70%      -14.92%
                                                                                  ----------
                                                                                   4,007,484
Janus Aspen Series - Service Shares:
------------------------------------
    Aggressive Growth Portfolio (1)                 129,640.240    4.533067          587,668         0.00%        0.70%      -35.87%
    International Growth Portfolio (1)               66,263.703    6.751141          447,356         0.79%        0.70%      -23.85%
    Worldwide Growth Portfolio (1)                   89,663.792    6.847666          613,987         0.31%        0.70%      -22.64%
                                                                                  ----------
                                                                                   1,649,011
J. P. Morgan Series Trust II:
-----------------------------
    J. P. Morgan Small Company Portfolio (1)          9,803.858    8.464149           82,981         0.01%        0.70%       -8.11%

MFS Variable Insurance Trust:
-----------------------------
    MFS Capital Opportunities Series (1)            121,139.711    6.828087          827,153         0.00%        0.70%      -22.19%
    MFS Emerging Growth Series (1)                  239,528.870    5.794235        1,387,886         0.00%        0.70%      -28.03%
    MFS New Discovery Series (1)                     47,211.041    8.612162          406,590         0.00%        0.70%        0.95%
    MFS Research Series (1)                          47,757.449    6.994578          334,043         0.01%        0.70%      -24.62%
                                                                                  ----------
                                                                                   2,955,672
    (1) Since inception Janaury 2001
    (2) Since inception February 2001
    (3) Since inception April 2001

                                    VL-R-27


SEPARATE ACCOUNT VL-R - PLATINUM INVESTOR III DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - PER UNIT DATA - CONTINUED

  A summary of unit values and units outstanding for policies' variable accounts and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                                  Investment
                                                                    Unit                            Income     Expense      Total
                 Divisions                             Units        Value       Net Assets           Ratio      Ratio      Return
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
-------------------------------------------
   Mid-Cap Growth Portfolio (1)                       59,964.761  $ 6.099312         $   365,744     0.00%        0.70%     -26.67%

North American Funds Variable Product Series I:
-----------------------------------------------
   International Equities Fund (1)                    21,684.618    7.499558             162,625     2.31%        0.70%     -21.61%
   MidCap Index Fund (1)                             115,708.327    9.591049           1,109,764     0.72%        0.70%       4.22%
   Money Market Fund                               1,416,985.713   10.382042          14,711,205     1.97%        0.70%       2.96%
   Nasdaq-100 Index Fund (1)                         207,477.982    4.796715             995,213     0.02%        0.70%     -31.28%
   Science & Technology Fund (1)                      58,814.098    4.381553             257,697     0.00%        0.70%     -45.69%
   Small Cap Index Fund (2)                           44,443.734    9.735536             432,683     0.85%        0.70%      -1.61%
   Stock Index Fund (1)                              266,322.463    8.042735           2,141,961     0.73%        0.70%     -13.22%
                                                                                     -----------
                                                                                      19,811,148
PIMCO Variable Insurance Trust Administrative Class:
----------------------------------------------------
   PIMCO Real Return Bond Portfolio (2)               53,040.089   11.199527             594,024     3.55%        0.70%       5.56%
   PIMCO Short-Term Bond Portfolio (1)                57,360.973   10.671151             612,107     2.63%        0.70%       5.62%
   PIMCO Total Return Bond Portfolio (1)             126,029.436   11.124825           1,402,056     3.72%        0.70%       7.45%
                                                                                     -----------
                                                                                       2,608,187
Putnam Variable Trust:
----------------------
   Putnam VT Diversified Income Fund-Class IB (3)     17,174.596   10.440123             179,305     0.93%        0.70%      -0.90%
   Putnam VT Growth and Income Fund-Class IB (1)     144,948.018    9.376595           1,359,119     0.84%        0.70%      -5.78%
   Putnam VT International Growth and Income          93,037.806    8.093898             753,038     3.50%        0.70%     -19.27%
   Fund-Class IB (1)                                                                 -----------
                                                                                       2,291,462
SAFECO Resource Series Trust:
-----------------------------
   RST-Equity Portfolio (1)                           22,814.633    8.385573             191,314     1.43%        0.70%     -11.82%
   RST-Growth Opportunities Portfolio (1)             37,394.415   10.577510             395,539     0.00%        0.70%      11.63%
                                                                                     -----------
                                                                                         586,853
The Universal Institutional Funds, Inc.:
----------------------------------------
   Equity Growth Portfolio (1)                        28,056.037    7.246755             203,316     0.00%        0.70%     -16.43%
   High Yield Portfolio (1)                           11,481.273    9.241398             106,103     22.46%        0.70%    -11.85%
                                                                                     -----------
                                                                                         309,419
Vanguard Variable Insurance Fund:
---------------------------------
   High Yield Bond Portfolio (2)                      66,088.935   10.196877             673,900     0.10%        0.70%      -2.38%
   REIT Index Portfolio (2)                           28,648.041   12.131169             347,535     0.08%        0.70%      14.22%
                                                                                     -----------
                                                                                       1,021,435
Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
   Strategic Stock Portfolio (1)                      21,837.255   10.717085             234,031     1.36%        0.70%       1.08%
                                                                                     -----------
Total                                                                                $41,207,885
                                                                                     ===========

   (1) Since inception January 2001
   (2) Since inception February 2001
   (3) Since inception March 2001

                                    VL-R-28

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                          INDEX OF WORDS AND PHRASES

     This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                       Page to
                                                                     See in this
Defined Term                                                         Prospectus
------------                                                         ----------
accumulation value................................................            6
Administrative Center.............................................            4
AGLC..............................................................           62
AGL...............................................................           37
alternative minimum death benefit.................................           17
amount at risk....................................................            8
automatic rebalancing.............................................            6
base coverage.....................................................           16
basis.............................................................           40
beneficiary.......................................................           46
cash surrender value..............................................           26
cash value accumulation test......................................           17
close of business.................................................           48
Code..............................................................           38
cost of insurance rates...........................................         8,48
daily charge......................................................            7
date of issue.....................................................           49
death benefit Option 1, Option 2, Option 3........................           16
declared fixed interest account option............................            2
dollar cost averaging.............................................            5
full surrender....................................................           26
Fund, Funds.......................................................            1
grace period......................................................           19
guarantee period, guarantee period benefit........................           16
guideline premium test............................................           17
insured person....................................................            4
investment options................................................            1
lapse.............................................................           19
loan, loan interest...............................................           27
maturity, maturity date...........................................           28
modified endowment contract.......................................        30,38
monthly deduction days............................................           49
monthly guarantee premium.........................................           19

                                                                       Page to
                                                                     See in this
Defined Term                                                         Prospectus
------------                                                         ----------
monthly insurance charge..........................................            8
Mutual Fund.......................................................            2
partial surrender.................................................           26
payment option....................................................           28
planned periodic premium..........................................           19
Policy, Policies..................................................            1
Policy loans......................................................           27
Policy month, year................................................           49
premium classes...................................................           29
premium payments..................................................            5
reinstate, reinstatement..........................................           19
SEC...............................................................            2
separate account..................................................         1,37
Separate Account VL-R.............................................         1,37
seven-pay test....................................................           38
specified amount..................................................           16
supplemental coverage.............................................           16
surrender.........................................................           26
telephone transactions............................................           31
transfers.........................................................           21
valuation date, period............................................           48
variable investment options.......................................            1

     We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

AIG AMERICAN
      |GENERAL                                                    PRIVACY NOTICE
--------------------------------------------------------------------------------

AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

.. Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

  - Information provided to us, such as on applications or other forms

  - Information about transactions with us, our affiliates or third parties

  - Information from others, such as credit reporting agencies, employers, and federal and state agencies

.. The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

.. We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

.. We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

.. We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

.. We do not share nonpublic personal information about you except as permitted by law.

.. We may disclose all types of nonpublic personal information that we collect, including information regarding your transactions or experiences with us, when needed, to:

  (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

  (ii) other financial institutions with whom we have joint marketing agreements.

.. Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

.. Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

.. Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

.. You will receive appropriate notice if our privacy policy changes.

.. Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO
        NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS NOTICE.

NEW MEXICO AND VERMONT RESIDENTS ONLY: Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PART II

(OTHER INFORMATION)

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII, for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross-Reference Table.
Prospectus, consisting of 66 pages of text, plus 28 financial pages of Separate
   Account VL-R, plus 46 financial pages of American General Life Insurance Company.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

     Independent Auditors

The following exhibits:

     1.   Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

          (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

          (2)         Not applicable.

          (3)(a) Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. effective November 1, 2000. (17)

          (3)(b)      Form of Selling Group Agreement effective November 1,
                      2000. (17)

          (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this amended Registration Statement).

          (4)         Not applicable.

          (5) Specimen form of "Platinum Investor III" Variable Universal Life Insurance Policy (Policy Form No. 00600).
                      (21)

          (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

          (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

          (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

          (7)         Not applicable.

          (8)(a)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

          (8)(a)(ii) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

          (8)(b)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company.
                      (10)

          (8)(b)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

          (8)(b)(iii) Form of Amendment Two to Participation Agreement by and
                      between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (19)

          (8)(b)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

          (8)(c)(i) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (8)(c)(ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

          (8)(d)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

          (8)(d)(ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (19)

          (8)(e)(i) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

          (8)(e)(ii) Amendment Number 1 to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

          (8)(e)(iii) Form of Amendment Seven to Participation Agreement among
                      Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (17)

          (8)(f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

          (8)(g)(i) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (6)

          (8)(g)(ii) Form of Amendment Four to Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (17)

          (8)(h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

          (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

          (8)(h)(iii) Form of Amendment Six to Amended and Restated
                      Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

          (8)(i) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

          (8)(j)(i) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

          (8)(j)(ii) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

          (8)(k)(i) Form of Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (19)

          (8)(k)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (25)

          (8)(l) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (19)

          (8)(m) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (19)

          (8)(n) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (19)

          (8)(o) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (19)

          (8)(p) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (19)

          (8)(q) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

          (8)(r) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

          (8)(s) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

          (8)(t) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management. (20)

          (8)(u) Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management Inc. (14)

          (8)(v) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

          (8)(w) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

          (8)(x) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

          (8)(y) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (4)

          (8)(z)(i) Form of Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (19)

          (8)(z)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (25)

          (8)(aa) Form of Administrative Services Agreement by and between American General Life Insurance Company and Morgan Guaranty Trust Company of New York. (19)

          (8)(bb) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

          (8)(cc) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (19)

          (8)(dd) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (19)

          (8)(ee)(i) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (24)

          (8)(ee)(ii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000. (16)

          (8)(ee)(iii) Form of Amendment to Participation Agreement by and among
                       American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective November 1, 2001.
                       (23)

          (8)(ff)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (12)

          (8)(ff)(ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (23)

          (8)(gg) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

          (8)(hh) Form of Service Contract by and between Fidelity Distributors Corporation and American General Life Insurance Company. (19)

          (8)(ii) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (19)

          (8)(jj) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (19)

          (8)(kk) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (19)

          (8)(ll) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company.
                       (27)

          (8)(mm) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (27)

          (9)          Not applicable.

          (10)(a) Form of amended Life Insurance Application - Part A, Form No. AGLC0336-2001. (26)

          (10)(b) Form of amended Life Insurance Application - Part B, Form No. AGLC 0337-2001. (26)

          (10)(c)      Medical Exam Form Life Insurance Application. (13)

          (10)(d) Specimen Form of amended Supplemental Application. (Filed herewith)

          (10)(e)      Form of amended Service Request Form. (Filed herewith)

          (10)(f) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (16)

          (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

     Other Exhibits

          2(a) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (21)

          2(b) Opinion and Consent of American General Life Insurance Company's actuary. (21)

          3            Not applicable.

          4            Not applicable.

          6            Consent of Independent Auditors. (Filed herewith)

          7            Powers of Attorney. (22)

_______________________

(1) Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company filed on October 16, 1991.

(3) Incorporated herein by reference to the filing of Post-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company filed on April 30, 1992.

(4) Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to the filing of Pre-Effective Amendment No. 3 of the Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to the filing of Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to the filing of Pre-Effective Amendment No. 23 to the Form N-4 Registration Statement of American General Life Insurance Company's Separate Account A (File No. 33-44745) filed on April 24, 1998.

(8) Incorporated by reference to the filing of the Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D, filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Form N-4 Registration Statement (File No. 33-43390) filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 333-40637) of Separate Account D of American General Life Insurance Company filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-80191) of Separate Account VL-R of American General Life Insurance Company filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(13) Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on October 29, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 18 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of American General Life Insurance Company filed on April 12, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to the initial filing of Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 8, 2000.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(20) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on February 4, 2000.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on October 26, 2000.

(22) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 23, 2001.

(23) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(24) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(25) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(26) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 23, 2002.

(27) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 24th day of April, 2002.


                                        AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                  BY:   AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)

                                  BY:   /s/ ROBERT F. HERBERT, JR.
                                        --------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                        Controller

[SEAL]


ATTEST:   /s/ LAUREN W. JONES
          -------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                         Date
---------                          -----                         ----



/s/ RODNEY O. MARTIN, JR.          Director and Chairman         April 24, 2002
-------------------------
Rodney O. Martin, Jr.



/s/ ROYCE G. IMHOFF, II            Director and President        April 24, 2002
-----------------------
Royce G. Imhoff, II



/s/ DAVID L. HERZOG                Director and Chief            April 24, 2002
-------------------
David L. Herzog                    Financial Officer



/s/ DAVID J. DIETZ                 Director                      April 24, 2002
------------------
David J. Dietz



/s/ ROBERT F. HERBERT, JR.         Director                      April 24, 2002
--------------------------
Robert F. Herbert, Jr.



/s/ GARY D. REDDICK                Director                      April 24, 2002
-------------------
Gary D. Reddick



/s/ R. KENDALL NOTTINGHAM          Director                      April 24, 2002
-------------------------
R. Kendall Nottingham



/s/ NICHOLAS A. O'KULICH           Director                      April 24, 2002
------------------------
Nicholas A. O'Kulich

EXHIBIT INDEX

The following exhibits:

     1.   Exhibits required by Article IX, paragraph A of Form N-8B-2:


          (10)(d)   Specimen Form of amended Supplemental Application.

          (10)(e)   Form of amended Service Request Form.


     Other Exhibits

          6         Consent of Independent Auditors.

                                      E-1